iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 93.9%
Canada: 10.7%
43,740	Brookfield Corp.(a)	$2,999,689
14,805	Franco-Nevada Corp.	3,300,183
23,192	Shopify, Inc. - Class A*	3,446,563

		9,746,435

Germany: 2.7%
9,194	SAP SE	2,458,955

Netherlands: 4.4%
1,274	Adyen NV*(b)	2,040,816
25,400	Heineken NV	1,951,774

		3,992,590

Taiwan: 2.5%
8,206	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,291,854

United Kingdom: 3.4%
84,243	Smith & Nephew PLC - ADR(a)	3,057,178

United States: 70.2%
20,001	Abbott Laboratories	2,678,934
9,464	Alphabet, Inc. - Class A	2,300,698
17,528	Amazon.com, Inc.*	3,848,623
5,653	Aon PLC - Class A	2,015,747
2	Berkshire Hathaway, Inc. - Class A*	1,508,400
2,319	Berkshire Hathaway, Inc. - Class B*	1,165,854
4,562	Broadcom, Inc.	1,505,050
9,135	Chubb Ltd.	2,578,354
9,860	CME Group, Inc.	2,664,073
27,428	CoStar Group, Inc.*	2,314,100
2,785	Eli Lilly & Co.	2,124,955
11,890	Fiserv, Inc.*	1,532,978
259,750	Haleon PLC - ADR	2,329,958
1,315	Markel Group, Inc.*	2,513,438
3,780	McKesson Corp.	2,920,201
12,994	Microsoft Corp.	6,730,242
20,235	Novartis AG - ADR	2,594,936
58,850	Occidental Petroleum Corp.	2,780,663
12,585	Oracle Corp.	3,539,406
11,058	Paycom Software, Inc.	2,301,612
10,960	Union Pacific Corp.	2,590,615
13,414	Visa, Inc. - Class A	4,579,271
22,500	Walt Disney Co.	2,576,250
14,336	Zoetis, Inc.	2,097,644

		63,792,002

TOTAL COMMON STOCKS (Cost $68,518,009)		85,339,014

PREFERRED STOCKS: 3.7%
South Korea: 3.7%
71,365	Samsung Electronics Co. Ltd. - (Preference Shares)	3,377,382

TOTAL PREFERRED STOCKS (Cost $2,860,136)		3,377,382

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.0%
REPURCHASE AGREEMENTS: 2.0%
$1,822,993	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $1,770,700, U.S. Treasury Inflation Indexed Notes, 1.375%, due 07/15/2033, value $1,859,929] (proceeds $1,823,057)	$1,822,993

TOTAL REPURCHASE AGREEMENTS (Cost $1,822,993)		1,822,993

TOTAL SHORT-TERM INVESTMENTS (Cost $1,822,993)		1,822,993

TOTAL INVESTMENTS (Cost: $73,201,138): 99.6%		90,539,389

Other Assets in Excess of Liabilities: 0.4%		331,358

NET ASSETS: 100.0%		$90,870,747

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$73,201,138

Gross unrealized appreciation	18,611,774
Gross unrealized depreciation	(1,273,523)

Net unrealized appreciation	$17,338,251

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	14.0%
Financial Services	11.9%
Pharmaceuticals	10.1%
Insurance	7.8%
Health Care Equipment & Supplies	6.4%
Capital Markets	6.2%
Broadline Retail	4.2%
Semiconductors & Semiconductor Equipment	4.2%
IT Services	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Metals & Mining	3.6%
Health Care Providers & Services	3.2%
Oil, Gas & Consumable Fuels	3.1%
Ground Transportation	2.9%
Entertainment	2.8%
Real Estate Management & Development	2.5%
Professional Services	2.5%
Interactive Media & Services	2.5%
Beverages	2.2%
Short-Term Investments	2.0%

Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%

Net Assets	100.0%

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
Australia: 2.3%
433,268	Austal Ltd.*	$2,217,499
335,600	Glencore PLC*	1,541,117

		3,758,616

Austria: 1.4%
23,700	Erste Group Bank AG	2,314,054

Brazil: 4.1%
1,609	MercadoLibre, Inc.*	3,760,137
187,010	NU Holdings Ltd. - Class A*	2,994,030

		6,754,167

Canada: 3.8%
34,166	Canadian Pacific Kansas City Ltd.	2,542,033
25,836	Shopify, Inc. - Class A*	3,839,488

		6,381,521

China: 0.4%
10,491	Prosus NV	737,964

Cyprus: 1.8%
76,409	Theon International PLC(a)	2,914,269

Denmark: 1.8%
29,330	ISS AS	927,803
38,744	Novo Nordisk AS - Class B	2,099,415

		3,027,218

France: 10.4%
17,717	BNP Paribas SA	1,607,830
12,380	Capgemini SE	1,795,003
112,968	Carrefour SA	1,709,537
20,500	Cie de Saint-Gobain SA	2,205,137
4,844	Kering SA	1,606,206
10,800	Pernod Ricard SA	1,058,815
21,400	Publicis Groupe SA	2,051,310
77,351	Societe Generale SA	5,116,096
62,682	Worldline SA*(a)(b)	202,291

		17,352,225

Germany: 14.8%
14,541	Adidas AG	3,061,389
1,510	Allianz SE	633,335
22,500	Aumovio SE*	927,340
42,146	Bayer AG	1,396,269
29,000	Birkenstock Holding PLC*	1,312,250
28,250	Continental AG	1,860,535
21,183	CTS Eventim AG & Co. KGaA	2,073,267
62,048	Daimler Truck Holding AG	2,550,032
15,755	Fresenius SE & Co. KGaA	876,392
26,945	Mercedes-Benz Group AG	1,690,792
19,414	Merck KGaA	2,493,633
21,304	SAP SE	5,697,801

		24,573,035

India: 1.0%
50,702	HDFC Bank Ltd. - ADR	1,731,980

Indonesia: 0.9%
5,822,100	Bank Mandiri Persero Tbk. PT	1,537,188

Shares		Value
Ireland: 1.2%
22,500	Kerry Group PLC - Class A	$2,026,575

Israel: 6.4%
53,520	Next Vision Stabilized Systems Ltd.	2,421,646
129,432	Phoenix Financial Ltd.	4,841,353
145,214	Tel Aviv Stock Exchange Ltd.	3,346,173

		10,609,172

Italy: 4.5%
102,883	Carel Industries SpA(a)(b)	2,698,503
198,419	Davide Campari-Milano NV(a)	1,250,430
18,500	Prysmian SpA	1,827,606
57,500	Ryanair Holdings PLC	1,666,735

		7,443,274

Japan: 5.2%
75,000	Asahi Group Holdings Ltd.	899,899
45,700	BayCurrent, Inc.	2,686,873
85,500	Nippon Sanso Holdings Corp.	3,031,718
11,349	Tokyo Electron Ltd.	2,021,690

		8,640,180

Netherlands: 8.5%
943	Adyen NV*(b)	1,510,588
11,024	ASML Holding NV	10,713,313
69,500	Koninklijke Philips NV	1,879,183

		14,103,084

Poland: 0.8%
105,659	InPost SA*	1,295,760

Singapore: 1.4%
86,000	STMicroelectronics NV	2,407,069

Spain: 0.7%
73,410	Puig Brands SA - Class B	1,178,537

Switzerland: 3.6%
42,346	Bachem Holding AG	3,109,572
21,970	Julius Baer Group Ltd.	1,515,686
24,158	Sandoz Group AG	1,430,406

		6,055,664

Taiwan: 4.1%
159,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,808,025

United Kingdom: 9.7%
20,600	AstraZeneca PLC	3,096,583
51,110	Diageo PLC	1,219,895
159,000	Informa PLC	1,961,311
237,959	National Grid PLC	3,414,806
25,125	Reckitt Benckiser Group PLC	1,931,284
303,146	Sage Group PLC	4,482,708

		16,106,587

United States: 9.1%
9,130	Aon PLC - Class A	3,255,575
203,043	CNH Industrial NV	2,203,017
9,876	ICON PLC*	1,728,300
20,000	Sanofi SA	1,843,648
50,000	Shell PLC	1,778,844
1,081	Spotify Technology SA*	754,538
38,365	Titan SA	1,566,810

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United States (continued)
6,070	Willis Towers Watson PLC	$2,096,881

		15,227,613

TOTAL COMMON STOCKS (Cost $132,086,482)		162,983,777

SHORT-TERM INVESTMENTS: 2.7%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.6%
2,708,508	State Street Navigator Securities Lending Government Money Market Portfolio, 4.180%(c)(d)	2,708,508

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,708,508)		2,708,508

Principal Amount
REPURCHASE AGREEMENTS: 1.1%
$1,854,908	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $1,801,600, U.S. Treasury Inflation Indexed Notes, 1.375%, due 07/15/2033, value $1,892,281] (proceeds $1,854,973)	1,854,908

TOTAL REPURCHASE AGREEMENTS (Cost $1,854,908)		1,854,908

TOTAL SHORT-TERM INVESTMENTS (Cost $4,563,416)		4,563,416

TOTAL INVESTMENTS (Cost: $136,649,898): 100.6%		167,547,193

Liabilities in Excess of Other Assets: (0.6)%		(993,917)

NET ASSETS: 100.0%		$166,553,276

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of September 30, 2025.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$136,649,898

Gross unrealized appreciation	36,317,409
Gross unrealized depreciation	(5,420,114)

Net unrealized appreciation	$30,897,295

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	13.2%
Banks	9.2%
Pharmaceuticals	7.5%
Insurance	6.6%
Software	6.1%
Textiles, Apparel & Luxury Goods	3.6%
IT Services	3.4%
Aerospace & Defense	3.2%
Building Products	2.9%
Capital Markets	2.9%
Life Sciences Tools & Services	2.9%
Machinery	2.8%
Broadline Retail	2.7%
Beverages	2.7%
Media	2.4%
Multi-Utilities	2.0%
Chemicals	1.8%
Entertainment	1.7%
Automobile Components	1.7%
Professional Services	1.6%
Ground Transportation	1.5%
Electronic Equipment, Instruments & Components	1.5%
Food Products	1.2%
Household Products	1.2%
Health Care Equipment & Supplies	1.1%
Electrical Equipment	1.1%
Oil, Gas & Consumable Fuels	1.1%
Financial Services	1.0%
Consumer Staples Distribution & Retail	1.0%
Automobiles	1.0%
Passenger Airlines	1.0%
Construction Materials	0.9%
Metals & Mining	0.9%
Air Freight & Logistics	0.8%
Personal Care Products	0.7%
Commercial Services & Supplies	0.5%
Health Care Providers & Services	0.5%
Short-Term Investments	2.7%

Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%

Net Assets	100.0%

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 97.7%
Consumer Discretionary: 9.2%
13,905	Advance Auto Parts, Inc.(a)	$853,767
24,240	American Eagle Outfitters, Inc.(a)	414,746
10,950	Floor & Decor Holdings, Inc. - Class A*	807,015
13,261	Gentherm, Inc.*	451,670
44,472	Goodyear Tire & Rubber Co.*	332,650
2,434	Murphy USA, Inc.	945,025
17,751	Papa John’s International, Inc.(a)	854,711
56,233	VF Corp.	811,442

		5,471,026

Energy: 0.7%
47,547	Crescent Energy Co. - Class A(a)	424,119

Financials: 17.0%
22,752	Cadence Bank	854,110
32,091	Columbia Banking System, Inc.	826,022
17,076	Glacier Bancorp, Inc.	831,089
10,845	Goosehead Insurance, Inc. - Class A	807,085
8,840	Hamilton Lane, Inc. - Class A	1,191,544
2,058	Kinsale Capital Group, Inc.	875,185
2,887	Morningstar, Inc.	669,813
21,017	National Bank Holdings Corp. - Class A	812,097
27,645	Seacoast Banking Corp. of Florida	841,237
9,401	Southstate Bank Corp.	929,477
10,553	Texas Capital Bancshares, Inc.*	892,045
18,870	WesBanco, Inc.	602,519

		10,132,223

Health Care: 8.0%
65,134	AdaptHealth Corp.*	582,949
16,814	Bio-Techne Corp.	935,363
4,727	ICU Medical, Inc.*	567,051
2,210	Medpace Holdings, Inc.*	1,136,294
11,817	QuidelOrtho Corp.*	348,011
8,839	Repligen Corp.*	1,181,509

		4,751,177

Industrials: 27.3% (b)
17,069	Apogee Enterprises, Inc.	743,696
4,407	Applied Industrial Technologies, Inc.	1,150,447
7,314	AZZ, Inc.	798,177
10,014	Casella Waste Systems, Inc. - Class A*	950,128
19,810	Core & Main, Inc. - Class A*	1,066,372
4,482	CSW Industrials, Inc.	1,088,006
8,343	EnerSys	942,425
7,338	Federal Signal Corp.	873,149
11,793	Gibraltar Industries, Inc.*	740,601
82,342	Hayward Holdings, Inc.*	1,245,011
3,748	HEICO Corp. - Class A	952,329
2,189	Kadant, Inc.	651,403
10,515	Mercury Systems, Inc.*	813,861

Shares		Value
Industrials (continued)
31,301	Quanex Building Products Corp.	$445,100
3,477	RBC Bearings, Inc.*	1,357,038
13,773	REV Group, Inc.	780,516
4,300	Valmont Industries, Inc.	1,667,239

		16,265,498

Information Technology: 21.3%
7,905	Agilysys, Inc.*	832,001
23,757	Allegro MicroSystems, Inc.*	693,704
5,243	Ambarella, Inc.*	432,652
4,368	Appfolio, Inc. - Class A*	1,204,083
5,780	Badger Meter, Inc.	1,032,192
4,733	Belden, Inc.	569,238
10,652	Descartes Systems Group, Inc.*	1,003,738
4,047	Guidewire Software, Inc.*	930,244
3,289	Littelfuse, Inc.	851,884
6,061	Manhattan Associates, Inc.*	1,242,384
10,541	Novanta, Inc.*	1,055,681
4,672	Onto Innovation, Inc.*	603,716
13,062	Procore Technologies, Inc.*	952,481
5,784	Rambus, Inc.*	602,693
9,819	Synaptics, Inc.*	671,031

		12,677,722

Materials: 13.0%
3,276	Eagle Materials, Inc.	763,439
31,846	Element Solutions, Inc.	801,564
23,603	Ingevity Corp.*	1,302,650
7,834	MP Materials Corp.*	525,426
80,393	O-I Glass, Inc.*	1,042,697
92,101	Perimeter Solutions, Inc.*	2,062,141
17,868	Silgan Holdings, Inc.	768,503
78,638	U.S. Antimony Corp.(a)*	487,556

		7,753,976

Real Estate: 1.2%
21,149	STAG Industrial, Inc. - REIT	746,348

TOTAL COMMON STOCKS (Cost $52,474,172)		58,222,089

SHORT-TERM INVESTMENTS: 0.8%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.8%
477,724	State Street Navigator Securities Lending Government Money Market Portfolio, 4.180%(c)(d)	477,724

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $477,724)		477,724

TOTAL SHORT-TERM INVESTMENTS (Cost $477,724)		477,724

TOTAL INVESTMENTS (Cost: $52,951,896): 98.5%		58,699,813

Other Assets in Excess of Liabilities: 1.5%		871,939

NET ASSETS: 100.0%		$59,571,752

Percentages are stated as a percent of net assets.

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.
(c)	The rate disclosed is the 7 day net yield as of September 30, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$52,951,896

Gross unrealized appreciation	7,501,671
Gross unrealized depreciation	(1,753,754)

Net unrealized appreciation	$5,747,917

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 0.2%
Communication Services: 0.0%
12,251	Oi SA - ADR*	$6,126
801	Xplornet Communications, Inc.*	2,891

		9,017

Consumer Discretionary: 0.0%
1	Accuride Corp.*	0
21,482	Accuride Corp.*	2
422	WW International, Inc.*	11,546

		11,548

Consumer Staples: 0.0%
30,089	Moran Foods LLC*	858

Financials: 0.1%
17,500	Sound Holdings FP*(a)	292,443
202,512	Yuzhou Group Holdings Co. Ltd.*	6,637

		299,080

Health Care: 0.0%
268	Mallinckrodt PLC*	27,850

Industrials: 0.1%
1	Hornbeck Offshore Services, Inc.*	48
32,677	Mcdermott International Ltd.*	490,149
440	McDermott International, Inc.*	6,598

		496,795

Information Technology: 0.0%
6,102	Riverbed Technology, Inc.*	793

Materials: 0.0%
563	Yak Blocker 2 LLC*(a)	462
609	Yak Blocker 2 LLC*(a)	499

		961

Special Purpose Acquisition Companies: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		0

TOTAL COMMON STOCKS (Cost $414,093)		846,902

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	131,162
54,961	CinCor Pharma, Inc., CVR (Expiration date 12/31/99)*	215,535
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*	101,053
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550

Shares		Value
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	$7,002
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	195,807
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $554,144)		686,530

PREFERRED STOCKS: 0.9%
Financials: 0.8%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(b)(c)	75,330
	CION Investment Corp.
20,000	7.500%, 12/30/2029	505,400
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	40,380
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	222,144
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	751,946
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	565,578
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(b)(c)	37,100
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	629,500

		2,827,378

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%, (a)	0

Utilities: 0.1%
	NextEra Energy Capital Holdings, Inc. - Series U
20,100	6.500%, 06/01/2085(c)	517,575

TOTAL PREFERRED STOCKS (Cost $5,113,685)		3,344,953

Principal Amount^
ASSET-BACKED SECURITIES: 16.4%
Commercial MBS: 0.2%
	Cogent Ipv4 LLC
$580,000	Series 2025-1A-A2 6.646%, 04/25/2055(d)	595,620

Home Equity ABS: 0.7%
	Carrington Mortgage Loan Trust
300,000	Series 2005-NC3-M5 5.322%, 06/25/2035(e) 1 mo. USD Term SOFR + 1.164%	282,959
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	105,732

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Home Equity ABS (continued)
	FIGRE Trust
$68,817	Series 2024-HE1-B 6.506%, 03/25/2054(d)(g)	$70,587
107,800	Series 2024-HE2-C 6.720%, 05/25/2054(d)(g)	110,588
111,461	Series 2024-HE3-C 6.229%, 07/25/2054(d)(g)	113,563
128,846	Series 2025-HE1-C 6.029%, 01/25/2055(d)(g)	130,317
	GSAA Home Equity Trust
510,679	Series 2006-10-AF5 6.948%, 06/25/2036(f)	113,640
	Long Beach Mortgage Loan Trust
3,065,555	Series 2006-9-2A2 4.492%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	957,540
	Morgan Stanley ABS Capital I, Inc. Trust
246,811	Series 2006-HE8-A2D 4.492%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	108,567
329,482	Series 2007-HE4-A2C 4.502%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	104,452
	Morgan Stanley IXIS Real Estate Capital Trust
504,058	Series 2006-2-A3 4.422%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.264%	162,114
327,638	Series 2006-2-A4 4.492%, 11/25/2036(e) 1 mo. USD Term SOFR + 0.334%	105,376
	Saluda Grade Alternative Mortgage Trust
68,674	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(g)	70,987
	Vista Point Securitization Trust
330,275	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	334,613

		2,771,035

Other ABS: 15.5%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 6.526%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,208
	AASET
232,795	Series 2024-1A-A1 6.261%, 05/16/2049(d)	240,911
	AASET Ltd.
232,499	Series 2024-2A-A 5.930%, 09/16/2049(d)	237,626
	AASET Trust
45,915	Series 2019-2-B 4.458%, 10/16/2039(d)	44,792

Principal Amount^		Value
Other ABS (continued)
$60,181	Series 2020-1A-B 4.335%, 01/16/2040(d)	$58,033
	Aaset Trust
179,885	Series 2021-1A-A 2.950%, 11/16/2041(d)	172,686
	AASET Trust
332,627	Series 2021-2A-B 3.538%, 01/15/2047(d)	315,666
239,205	Series 2025-1A-A 5.943%, 02/16/2050(d)	244,946
	ABPCI Direct Lending Fund ABS I Ltd.
74,247	Series 2020-1A-B 4.935%, 12/29/2030(d)	73,199
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-B 9.639%, 05/01/2034(d)	261,378
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 8.510%, 10/30/2035(d)(e) 3 mo. USD Term SOFR + 4.200%	251,156
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	285,817
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	146,245
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	103,198
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(d)	1,793,989
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,389,434
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	225,907
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 10.387%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	1,005,926
	Aquila Funding
250,000	7.400%, 09/30/2045	260,387
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 8.226%, 10/20/2036(d)(e) 3 mo. USD Term SOFR + 3.900%	100,644
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(g)(h)	772,600
	Ares LXXVII CLO Ltd.
500,000	Series 2025-77A-SUB 0.333%, 07/15/2038(d)(g)(i)	492,352
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(g)(i)	175,492

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Ballyrock CLO Ltd.
$250,000	Series 2019-1A-DR 11.329%, 07/15/2032(d)(e) 3 mo. USD Term SOFR + 7.012%	$251,637
	Bayard Park CLO Ltd.
250,000	Series 2025-1A-SUB 1.501%, 07/24/2038(d)(g)(i)	212,051
	BCRED CLO LLC
250,000	Series 2025-1A-C 6.301%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.000%	250,305
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,928
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,030,986
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,824
	Brant Point CLO Ltd.
500,000	Series 2025-7A-SUB 1.326%, 07/25/2038(d)(g)(i)	432,486
	Business Jet Securities LLC
192,409	Series 2022-1A-B 5.192%, 06/15/2037(d)	191,261
415,768	Series 2024-1A-B 6.924%, 05/15/2039(d)	428,260
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 10.329%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	747,238
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 10.329%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	994,875
500,000	Series 2018-1A-E 10.329%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	501,355
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 9.823%, 05/15/2031(d)(e) 3 mo. USD Term SOFR + 5.612%	503,859
405,000	Series 2015-5A-A2R3 5.976%, 01/20/2032(d)(e) 3 mo. USD Term SOFR + 1.650%	405,478
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	182,644
	CARS-DB7 LP
97,875	Series 2023-1A-A2 6.500%, 09/15/2053(d)	98,999
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	323,271

Principal Amount^		Value
Other ABS (continued)
	Carval CLO X-C Ltd.
$285,000	Series 2024-2A-B 6.126%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 1.800%	$285,711
	Castlelake Aircraft Securitization Trust
25,795	Series 2018-1-A 4.125%, 06/15/2043(d)	25,461
	Castlelake Aircraft Structured Trust
238,555	Series 2025-1A-A 5.783%, 02/15/2050(d)	242,596
	Cerberus Loan Funding 50 LLC
500,000	Series 2025-1A-C 6.918%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.600%	506,937
	Cerberus Loan Funding 52 LLC
250,000	Series 2025-3A-C 6.167%, 10/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	250,000
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 8.518%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	252,594
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 7.468%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	251,449
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 7.368%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	252,017
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 8.668%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	251,232
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 10.379%, 04/15/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	500,752
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 6.541%, 10/18/2030(d)(e) 3 mo. USD Term SOFR + 2.212%	205,343
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 9.984%, 04/17/2030(d)(e) 3 mo. USD Term SOFR + 5.662%	1,005,850
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	283,241
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	345,452

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Dryden 40 Senior Loan Fund CLO
$1,000,000	Series 2015-40A-ER 10.223%, 08/15/2031(d)(e) 3 mo. USD Term SOFR + 6.012%	$941,752
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.779%, 04/15/2031(d)(e) 3 mo. USD Term SOFR + 7.462%	421,580
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.551%, 08/20/2038(d)(g)(i)	133,290
	Elm Trust
22,881	Series 2020-4A-B 3.866%, 10/20/2029(d)	22,842
	Falcon Aerospace Ltd.
56,676	Series 2017-1-B 6.300%, 02/15/2042(d)	56,251
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 9.979%, 07/15/2030(d)(e) 3 mo. USD Term SOFR + 5.662%	502,169
	First Franklin Mortgage Loan Trust
394,217	Series 2006-FF16-2A4 4.692%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	160,588
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(d)	149,384
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(d)	99,607
	Five Guys Holdings, Inc.
198,500	Series 2023-1A-A2 7.549%, 01/26/2054(d)	206,754
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.929%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	250,423
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 6.379%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,497
	GAIA Aviation Ltd.
157,086	Series 2019-1-A 3.967%, 12/15/2044(d)(f)	152,413
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	131,599
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 5.804%, 11/22/2031(d)(e) 3 mo. USD Term SOFR + 1.600%	250,182

Principal Amount^		Value
Other ABS (continued)
	GoldenTree Loan Management U.S. CLO 9 Ltd.
$250,000	Series 2021-9A-CR 6.726%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	$251,481
250,000	Series 2021-9A-DR 7.676%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	251,850
	Golub Capital Partners ABS Funding Ltd.
50,497	Series 2020-1A-B 4.496%, 01/22/2029(d)	50,467
	Golub Capital Partners CLO 16M-R3 Ltd.
1,100,000	Series 2013-16A-CR3 6.919%, 08/09/2039(d)(e) 3 mo. USD Term SOFR + 2.600%	1,102,716
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 7.376%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	251,516
	Golub Capital Partners CLO 74 B Ltd.
250,000	Series 2024-74A-B 6.169%, 07/25/2037(d)(e) 3 mo. USD Term SOFR + 1.850%	250,899
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 11.187%, 10/20/2029(d)(e) 3 mo. USD Term SOFR + 6.862%	502,055
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	736,696
	HPS Private Credit CLO LLC
500,000	Series 2025-3A-C 7.060%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.800%	500,901
500,000	Series 2025-3A-D 8.260%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 4.000%	501,488
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 8.069%, 07/25/2035(d)(e) 3 mo. USD Term SOFR + 3.750%	500,881
	KDAC Aviation Finance Ltd.
75,574	Series 2017-1A-A 4.212%, 12/15/2042(d)	75,083
	Kestrel Aircraft Funding Ltd.
162,911	Series 2018-1A-A 4.250%, 12/15/2038(d)	161,917
	Labrador Aviation Finance Ltd.
164,221	Series 2016-1A-A1 4.300%, 01/15/2042(d)	160,120

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	LCM 35 Ltd.
$520,000	Series 35A-SUB 1.750%, 10/15/2034(d)(g)(i)	$81,396
	LCM 37 Ltd.
300,000	Series 37A-SUB 1.999%, 04/15/2034(d)(g)(i)	52,317
	LCM CLO 26 Ltd.
500,000	Series 26A-E 9.887%, 01/20/2031(d)(e) 3 mo. USD Term SOFR + 5.562%	351,079
	LCM CLO XVII LP
1,000,000	Series 17A-ER 10.579%, 10/15/2031(d)(e) 3 mo. USD Term SOFR + 6.262%	720,759
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 10.179%, 07/16/2031(d)(e) 3 mo. USD Term SOFR + 5.862%	429,411
	Lunar Structured Aircraft Portfolio Notes
170,791	Series 2021-1-B 3.432%, 10/15/2046(d)	162,553
	MACH 1 Cayman Ltd.
41,802	Series 2019-1-A 3.474%, 10/15/2039(d)	41,322
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 10.584%, 07/17/2034(d)(e) 3 mo. USD Term SOFR + 6.262%	500,025
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 6.579%, 04/18/2037(d)(e) 3 mo. USD Term SOFR + 2.250%	306,664
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.969%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	252,251
	MAPS Trust
177,460	Series 2021-1A-A 2.521%, 06/15/2046(d)	169,917
	MCA Fund Holding LLC
105,006	Series 2020-1-B 4.247%, 11/15/2035(d)	102,288
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 10.737%, 10/20/2030(d)(e) 3 mo. USD Term SOFR + 6.412%	496,680
	Monroe Capital ABS Funding Ltd.
74,661	Series 2021-1A-A2 2.815%, 04/22/2031(d)	74,146
	Monroe Capital Income Plus ABS Funding LLC
109,501	Series 2022-1A-B 5.150%, 04/30/2032(d)	107,064

Principal Amount^		Value
Other ABS (continued)
	Nassau CFO LLC
$67,475	Series 2019-1-A 3.980%, 08/15/2034(d)	$63,928
	Navigator Aircraft ABS Ltd.
349,776	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	334,197
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.370%, 10/18/2038(d)(g)(i)	414,366
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.966%, 10/16/2035(d)(g)(i)	154,037
	Neuberger Berman Loan Advisers CLO 60 Ltd.
250,000	Series 2025-60A-SUB 0.778%, 04/22/2039(d)(g)(i)	210,854
	Obsidian Issuer LLC
500,000	Series 2025-1A-A 6.933%, 05/15/2055(d)	500,000
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 8.032%, 10/13/2031(d)(e) 3 mo. USD Term SOFR + 3.712%	701,562
	Octagon 74 Ltd.
250,000	Series 2025-2A-SUB 1.342%, 04/22/2038(d)(g)(i)	193,034
	Octagon 78 Ltd.
350,000	Series 2025-3A-SUB 1.157%, 10/20/2038(d)(g)(i)	300,755
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 11.587%, 01/20/2035(d)(e) 3 mo. USD Term SOFR + 7.262%	484,447
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 10.334%, 07/17/2030(d)(e) 3 mo. USD Term SOFR + 6.012%	956,551
1,500,000	Series 2013-1A-SUB 10.322%, 07/17/2030(d)(g)(i)	225
	OHA Credit Partners VII Ltd.
250,000	Series 2012-7A-ER4 8.704%, 02/20/2038(d)(e) 3 mo. USD Term SOFR + 4.500%	249,716
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 6.526%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,312
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	535,054
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	345,113

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Owl Rock CLO I LLC
$250,000	Series 2019-1A-C 8.454%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	$252,102
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.676%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	250,788
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 6.504%, 11/22/2037(d)(e) 3 mo. USD Term SOFR + 2.300%	248,242
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 6.675%, 04/24/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	251,162
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 7.353%, 09/20/2035(d)(e) 3 mo. USD Term SOFR + 3.350%	251,303
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 7.626%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	250,995
	OWL Rock CLO XXI LLC
350,000	Series 2025-21A-C 6.716%, 07/24/2034(d)(e) 3 mo. USD Term SOFR + 2.400%	350,580
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	400,680
1,810,000	Series 2025-A-B 7.194%, 08/14/2034(d)	1,809,568
	Oxford Finance Funding Trust
174,362	Series 2023-1A-B 7.879%, 02/15/2031(d)	174,870
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 6.468%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.150%	311,979
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(d)(g)(h)(i)	11,900
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(g)(h)(i)	27,288
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(g)(h)(i)	459,699
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.276%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 1.950%	370,850

Principal Amount^		Value
Other ABS (continued)
	Progress Residential Trust
$125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(d)	$122,400
	ReadyCap Lending Small Business Loan Trust
14,106	Series 2019-2-A 6.750%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	14,097
	Regatta 33 Funding Ltd.
250,000	Series 2025-2A-SUB 0.000%, 07/25/2038(d)(g)(h)(i)	258,430
	Regatta 34 Funding Ltd.
250,000	Series 2025-3A-SUB 0.000%, 07/20/2038(d)(g)(h)(i)	251,478
	Regional Management Issuance Trust
150,000	Series 2025-1-C 5.730%, 04/17/2034(d)	151,799
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.812%, 04/15/2038(d)(g)(i)	216,909
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 10.379%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 6.062%	497,977
	Sapphire Aviation Finance II Ltd.
125,864	Series 2020-1A-B 4.335%, 03/15/2040(d)	115,709
	Servpro Master Issuer LLC
188,500	Series 2019-1A-A2 3.882%, 10/25/2049(d)	186,804
	Slam Ltd.
186,992	Series 2021-1A-B 3.422%, 06/15/2046(d)	177,732
1,077,919	Series 2025-1A-A 5.807%, 05/15/2050(d)	1,108,398
	Sonic Capital LLC
189,833	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	187,244
47,458	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,991
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 11.280%, 10/25/2034(d)(e) 3 mo. USD Term SOFR + 6.962%	457,536
	Sprite Ltd.
86,976	Series 2021-1-A 3.750%, 11/15/2046(d)	84,648
	SSI ABS Issuer LLC
197,104	Series 2025-1-A 6.150%, 07/25/2065(d)	199,993
	Start Ltd.
71,210	Series 2018-1-A 4.089%, 05/15/2043(d)	71,228
	Stream Innovations Issuer Trust
66,803	Series 2024-1A-A 6.270%, 07/15/2044(d)	69,602
	Subway Funding LLC
148,875	Series 2024-1A-A23 6.505%, 07/30/2054(d)	155,790

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
$49,625	Series 2024-3A-A23 5.914%, 07/30/2054(d)	$49,617
	Sunbird Engine Finance LLC
106,545	Series 2020-1A-B 4.703%, 02/15/2045(d)	104,113
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	102,008
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	50,293
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	99,250
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.323%, 07/20/2037(d)(g)(i)	284,996
	Symphony CLO 48 Ltd.
250,000	Series 2025-48A-SUB 0.818%, 04/20/2038(d)(g)(i)	243,524
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.314%, 04/22/2050(d)(g)(i)	323,448
	Textainer Marine Containers VII Ltd.
142,233	Series 2021-1A-B 2.520%, 02/20/2046(d)	132,240
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.552%, 01/15/2031(d)(i)	300
	Thrust Engine Leasing DAC
369,947	Series 2021-1A-B 6.121%, 07/15/2040(d)	367,813
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 6.729%, 04/15/2033(d)(e) 3 mo. USD Term SOFR + 2.412%	280,553
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	244,883
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	243,274
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	103,804
	VCP RRL ABS I Ltd.
35,456	Series 2021-1A-C 5.425%, 10/20/2031(d)	32,881
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.547%, 09/10/2029(d)(g)(i)	38
	VOLT XCIV LLC
704,155	Series 2021-NPL3-A2 8.949%, 02/27/2051(d)(f)	704,799
	Voya CLO Ltd.
500,000	Series 2018-2A-E 9.829%, 07/15/2031(d)(e) 3 mo. USD Term SOFR + 5.512%	487,792
	Wellfleet CLO Ltd.
250,000	Series 2024-1A-B 6.379%, 07/18/2037(d)(e) 3 mo. USD Term SOFR + 2.050%	250,985

Principal Amount^		Value
Other ABS (continued)
	Willis Engine Structured Trust V
$179,410	Series 2020-A-A 3.228%, 03/15/2045(d)	$172,624
	Willis Engine Structured Trust VII
144,817	Series 2023-A-A 8.000%, 10/15/2048(d)	150,224
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 11.017%, 07/20/2034(d)(e) 3 mo. USD Term SOFR + 6.692%	490,192
	Wise CLO Ltd.
250,000	Series 2024-2A-C 6.518%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	251,063
	Wonder Lake Park CLO Ltd.
500,000	Series 2025-1A-SUB 1.257%, 07/24/2038(d)(g)(i)	420,000
	Zayo Issuer LLC
3,030,000	Series 2025-2A-C 9.489%, 06/20/2055(d)	3,229,215

		58,455,808

WL Collateral CMO: 0.0%
	FIGRE Trust
126,641	Series 2024-HE6-C 5.974%, 12/25/2054(d)(g)	127,512

TOTAL ASSET-BACKED SECURITIES (Cost $67,463,857)		61,949,975

BANK LOANS: 20.0%
Basic Materials: 1.7%
	A-AP Buyer, Inc.
89,325	6.752%, 09/09/2031(e) 3 mo. USD Term SOFR + 2.750%	89,493
	Arsenal AIC Parent LLC
262,208	6.913%, 08/19/2030(e) 1 mo. USD Term SOFR + 2.750%	262,535
	Discovery Purchaser Corp.
238,802	8.082%, 10/04/2029(e) 3 mo. USD Term SOFR + 3.750%	238,006
	GEON Performance Solutions LLC
3,314,815	8.513%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	3,116,755
	Nouryon Finance BV
2,173,943	7.500%, 04/03/2028(e) 1 mo. USD Term SOFR + 3.250%	2,180,291
	Power Services Holding Co.
67,149	9.028%, 11/22/2028(e) 1 mo. USD Term SOFR + 4.750%	66,998
	SCIH Salt Holdings, Inc.
417,497	7.197%, 01/31/2029(e) 6 mo. USD Term SOFR + 3.000%	418,409

		6,372,487

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Communications: 2.6%
	Cengage Learning, Inc.
$109,969	7.666%, 03/24/2031(e) 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%	$109,820
	Connect Finco SARL
3,268,670	8.663%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	3,233,712
	Cyxtera DC Holdings, Inc.
132,288	0.000%, 01/16/2026(j)	728
	Eagle Broadband Investments LLC
2,428,122	7.263%, 11/12/2027(e) 3 mo. USD Term SOFR + 3.000%	2,413,201
	Firstdigital Communications LLC
49,000	10.500%, 12/17/2026(e) U.S. (Fed) Prime Rate - 3.250%	48,226
	Iridium Satellite LLC
1,968,435	6.413%, 09/20/2030(e) 1 mo. USD Term SOFR + 2.250%	1,869,472
	Midcontinent Communications
851,400	6.635%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	854,061
	Nexstar Broadcasting, Inc.
1,017,450	6.663%, 06/28/2032(e) 1 mo. USD Term SOFR + 2.500%	1,017,358
	Speedster Bidco GmbH
149,251	7.240%, 12/10/2031(e) 3 mo. USD Term SOFR + 3.250%	149,811
	Sunrise Financing Partnership
150,000	6.691%, 02/15/2032(e) 6 mo. USD Term SOFR + 2.500%	149,785
	TripAdvisor, Inc.
99,248	6.913%, 07/08/2031(e) 1 mo. USD Term SOFR + 2.750%	97,511
	Xplornet Communications, Inc.
4,080	9.280%, 10/24/2029(e)(k) 1 mo. USD Term SOFR + 1.500% Cash, 3.500% PIK	3,886
14,239	5.735%, 10/24/2031(e) 1 mo. USD Term SOFR + 1.500%	9,949

		9,957,520

Consumer, Cyclical: 3.3%
	ABG Intermediate Holdings 2 LLC
136,125	6.413%, 12/21/2028(e) 1 mo. USD Term SOFR + 2.250%	136,029
	Accuride Intermediate Co., Inc.
15,689	8.623%, 03/07/2030(e) 3 mo. USD Term SOFR + 4.500%	29,443

Principal Amount^		Value
Consumer, Cyclical (continued)
	Air Canada
$59,397	6.166%, 03/21/2031(e) 1 mo. USD Term SOFR + 2.000%	$59,490
	Allen Media LLC
500,765	9.652%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	359,048
	American Airlines, Inc.
1,458,713	6.575%, 04/20/2028(e) 3 mo. USD Term SOFR + 2.250%	1,458,209
	Arcis Golf LLC
547,429	6.913%, 11/24/2028(e) 1 mo. USD Term SOFR + 2.750%	549,655
	Beach Acquisition Bidco LLC
855,000	7.308%, 09/12/2032(e) 3 mo. USD Term SOFR + 3.250%	860,168
	Bulldog Purchaser, Inc.
547,493	8.036%, 06/27/2031(e) 3 mo. USD Term SOFR + 3.750%	550,617
	Caesars Entertainment, Inc.
97,605	6.413%, 02/06/2030(e) 1 mo. USD Term SOFR + 2.250%	97,579
98,747	6.413%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.250%	98,645
	EG America LLC
99,002	7.699%, 02/07/2028(e) 3 mo. USD Term SOFR + 3.500%	99,700
	Epic Creations, Inc.
58	0.000%, 07/31/2025(l)	59
156	14.163%, 07/31/2025(e) 1 mo. USD Term SOFR + 10.000%	156
	Flutter Financing BV
8,000	0.000%, 11/30/2030(l)	7,988
101,227	5.752%, 11/30/2030(e) 3 mo. USD Term SOFR + 1.750%	101,075
	Foundation Building Materials Holding Co. LLC
98,500	8.308%, 01/29/2031(e) 3 mo. USD Term SOFR + 4.000%	98,791
	FR Refuel LLC
86,722	9.028%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	86,288
	Gibson Brands, Inc.
96,250	9.584%, 08/11/2028(e) 3 mo. USD Term SOFR + 5.000%	91,293
	Gloves Buyer, Inc.
345,000	8.163%, 05/21/2032(e) 1 mo. USD Term SOFR + 4.000%	335,944

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Cyclical (continued)
	Great Outdoors Group LLC
$3,310,497	7.413%, 01/23/2032(e) 1 mo. USD Term SOFR + 3.250%	$3,312,980
	Hilton Grand Vacations Borrower LLC
124,063	0.000%, 01/17/2031(l)	124,028
	Hunter Douglas, Inc.
447,371	7.252%, 01/20/2032(e) 3 mo. USD Term SOFR + 3.250%	448,530
	Laseraway Intermediate Holdings II LLC
90,034	10.334%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	88,683
	Oil Changer Holding Corp.
86,515	6.750%, 02/08/2027(e) 3 mo. USD Tem SOFR + 6.750%, 6 mo. USD Term SOFR + 6.750	85,866
	Pacific Bells LLC
157,922	7.752%, 11/13/2028(e) 3 mo. USD Term SOFR + 3.750%	158,876
	Park River Holdings, Inc.
224,414	7.802%, 12/28/2027(e) 3 mo. USD Term SOFR + 3.250%	224,694
280,000	0.000%, 09/25/2031(l)	280,560
	PCI Gaming Authority
148,249	6.163%, 07/18/2031(e) 1 mo. USD Term SOFR + 2.000%	148,133
	Peer Holding III BV
99,250	6.502%, 07/01/2031(e) 3 mo. USD Term SOFR + 2.500%	99,478
	QSRP Finco BV
500,000 (EUR)	6.069%, 06/19/2031(e) 6 mo. EURIBOR + 4.000%	593,063
500,000 (EUR)	0.000%, 06/19/2031(l)	593,063
	Recess Holdings, Inc.
98,506	8.069%, 02/20/2030(e) 3 mo. USD Term SOFR + 3.750%	99,007
	SGH2 LLC
150,000	8.508%, 08/18/2032(e) 3 mo. USD Term SOFR + 4.500%	150,375
	Tacala LLC
49,253	7.002%, 01/31/2031(e) 3 mo. USD Term SOFR + 3.000%	49,530
	TKO Worldwide Holdings LLC
148,877	6.038%, 11/21/2031(e) 3 mo. USD Term SOFR + 2.000%	149,270
	Topgolf Callaway Brands Corp.
24,867	7.163%, 03/18/2030(e) 1 mo. USD Term SOFR + 3.000%	24,632

Principal Amount^		Value
Consumer, Cyclical (continued)
	United Airlines, Inc.
$556,548	6.196%, 02/22/2031(e) 3 mo. USD Term SOFR + 2.000%	$558,983
	Vista Management Holding, Inc.
173,250	8.041%, 04/01/2031(e) 3 mo. USD Term SOFR + 3.750%	174,694
	White Cap Buyer LLC
248,374	7.416%, 10/19/2029(e) 1 mo. USD Term SOFR + 3.250%	248,705

		12,633,327

Consumer, Non-cyclical: 4.1%
	A-AG U.S. GSI Bidco, Inc.
2,169,100	9.002%, 10/31/2031(e) 3 mo. USD Term SOFR + 5.000%	2,169,100
	Albion Financing 3 SARL
98,755	7.215%, 05/21/2031(e) 3 mo. USD Term SOFR + 3.000%	99,188
	American Auto Auction Group LLC
547,250	8.502%, 05/28/2032(e) 3 mo. USD Term SOFR + 4.500%	552,772
	Amspec Parent LLC
18,620	7.502%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	18,745
302,575	7.502%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	304,608
	Bausch Health Cos., Inc.
19,950	10.413%, 10/08/2030(e) 1 mo. USD Term SOFR + 6.250%	19,707
	Blue Ribbon LLC
203,077	10.547%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	126,720
	CCRR Parent, Inc.
297,922	8.710%, 03/06/2028(e) 3 mo. USD Term SOFR + 4.250%	101,293
	Chef’s Warehouse Leasing Co. LLC
84,000	7.163%, 08/23/2029(e) 1 mo. USD Term SOFR + 3.000%	84,788
	CHG PPC Parent LLC
69,093	7.278%, 12/08/2028(e) 1 mo. USD Term SOFR + 3.000%	69,266
	Citrin Cooperman Advisors LLC
140,909	7.002%, 04/01/2032(e) 3 mo. USD Term SOFR + 3.000%	140,491
	Congruex Group LLC
47,031	5.958%, 05/03/2029(e) 3 mo. USD Term SOFR + 1.500%	39,976

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Non-cyclical (continued)
	Dermatology Intermediate Holdings III, Inc.
$97,728	8.558%, 03/30/2029(e) 3 mo. USD Term SOFR + 4.250%	$92,370
	EyeCare Partners LLC
20,039	9.877%, 08/31/2028(e) 6 mo. USD Term SOFR + 5.750%	20,289
71,877	8.837%, 11/30/2028(e)(k) 6 mo. USD Term SOFR + 1.000% Cash, 3.610% PIK	45,950
	Florida Food Products LLC
66,221	9.278%, 10/18/2028(e) 1 mo. USD Term SOFR + 5.000%	45,941
	Fugue Finance BV
147,384	6.949%, 01/09/2032(e) 3 mo. USD Term SOFR + 2.750%	147,898
	Help At Home, Inc.
90,706	9.163%, 09/24/2031(e) 1 mo. USD Term SOFR + 5.000%	81,976
	Holding Socotec
49,500	7.370%, 06/30/2028(e) 3 mo. USD Term SOFR + 3.250%	49,933
	Imagefirst Holdings LLC
149,625	7.308%, 03/12/2032(e) 3 mo. USD Term SOFR + 3.250%	150,186
	Inception Holdco SARL
99,000	7.252%, 04/18/2031(e) 3 mo. USD Term SOFR + 3.250%	99,742
450,000	0.000%, 04/18/2031(l)	453,375
	Jazz Financing Lux SARL
2,182,366	6.413%, 05/05/2028(e) 1 mo. USD Term SOFR + 2.250%	2,187,331
	MB2 Dental Solutions LLC
13,768	9.663%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	13,768
15,183	9.663%-9.666%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	15,183
95,076	9.663%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	94,883
	Moran Foods LLC
5,688	11.352%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	463
12,145	11.352%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	6,601
12,813	11.352%, 06/30/2026(e) 3 mo. USD Term SOFR + 2.000%	12,813

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	MPH Acquisition Holdings LLC
$78,759	8.058%, 12/31/2030(e) 3 mo. USD Term SOFR + 3.750%	$78,759
652,864	9.170%, 12/31/2030(e) 3 mo. USD Term SOFR + 4.600%	601,722
	NFM & J LP
47,848	10.158%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	47,241
48,640	10.049%-10.158%, 11/30/2027(e) 3 mo. USD Term SOFR + 5.750%	48,023
	PABST Financing Newco LLC
77,847	12.279%, 05/08/2028(e) 3 mo. USD Term SOFR + 8.000%	77,458
	Pacific Dental Services LLC
198,495	6.643%, 03/15/2031(e) 1 mo. USD Term SOFR + 2.500%	198,577
	Parexel International Corp.
2,063,666	6.663%, 11/15/2028(e) 1 mo. USD Term SOFR + 2.500%	2,067,752
	Priority Holdings LLC
1,256,220	7.913%, 07/30/2032(e) 1 mo. USD Term SOFR + 3.750%	1,261,716
	ScribeAmerica Intermediate Holdco LLC
46,710	12.750%, 10/30/2025(e) U.S. (Fed) Prime Rate - 5.500%	34,799
	Secretariat Advisors LLC
88,801	8.002%, 02/28/2032(e) 3 mo. USD Term SOFR + 4.000%	89,079
	Sotera Health Holdings LLC
2,100,618	6.663%, 05/30/2031(e) 1 mo. USD Term SOFR + 2.500%	2,106,311
	System One Holdings LLC
1,123,561	7.663%, 03/02/2028(e) 1 mo. USD Term SOFR + 3.500%	1,127,072
	TMF Group Holding BV
168,725	7.036%, 05/03/2028(e) 3 mo. USD Term SOFR + 2.750%	169,076
	Women’s Care Enterprises LLC
188,393	8.908%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	172,144
	WW International, Inc.
28,739	10.803%, 06/24/2030(e) 3 mo. USD Term SOFR + 6.800%	26,296

		15,351,381

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Energy: 1.2%
	AL GCX Holdings LLC
$145,510	6.223%, 05/17/2029(e) 1 mo. USD Term SOFR + 2.000%	$145,487
	GIP Pilot Acquisition Partners LP
48,543	6.286%, 10/04/2030(e) 3 mo. USD Term SOFR + 2.000%	48,574
	Hilcorp Energy I LP
2,044,725	6.150%, 02/11/2030(e) 1 mo. USD Term SOFR + 2.000%	2,050,686
	Lealand Finance Co. BV
45,798	7.278%, 06/30/2027(e) 1 mo. USD Term SOFR + 3.000%	37,249
421,231	8.552%, 06/30/2027(e) 3 mo. USD Term SOFR + 4.000%	240,102
1,505,384	8.278%, 12/31/2027(e)(k) 1 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	1,078,864
	Par Petroleum LLC
183,403	8.029%, 02/28/2030(e) 3 mo. USD Term SOFR + 3.750%	183,422
	Rockpoint Gas Storage Partners LP
893,250	7.002%, 09/18/2031(e) 3 mo. USD Term SOFR + 3.000%	897,399
	Venture Global Calcasieu Pass LLC
15,609	7.138%, 08/19/2026(e) 1 mo. USD Term SOFR + 2.875%	15,633

		4,697,416

Financial: 2.2%
	AmWINS Group, Inc.
148,875	6.252%, 01/30/2032(e) 3 mo. USD Term SOFR + 2.250%	148,971
	Apex Group Treasury LLC
179,100	7.755%, 02/27/2032(e) 3 mo. USD Term SOFR + 3.500%	175,518
	AqGen Island Holdings, Inc.
98,168	7.163%, 08/02/2028(e) 1 mo. USD Term SOFR + 3.000%	98,209
	Ardonagh Midco 3 PLC
149,251	6.752%, 02/15/2031(e) 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%	148,816
	Aretec Group, Inc.
147,884	7.663%, 08/09/2030(e) 1 mo. USD Term SOFR + 3.500%	148,045
	Astra Acquisition Corp.
839,743	0.000%, 10/25/2029(l)	3,355

Principal Amount^		Value
Financial (continued)
	Asurion LLC
$74,374	8.413%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	$74,212
97,744	8.513%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	98,165
399,000	8.413%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	396,965
	Blackhawk Network Holdings, Inc.
158,651	8.163%, 03/12/2029(e) 1 mo. USD Term SOFR + 4.000%	159,457
	Capstone Acquisition Holdings, Inc.
136,545	8.763%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	135,922
	Cfc Bidco 2022 Ltd.
550,000	8.041%, 07/01/2032(e) 3 mo. USD Term SOFR + 3.750%	526,625
	Chrysaor Bidco SARL
92,417	7.329%, 10/30/2031(e) 3 mo. USD Term SOFR + 3.000%	92,929
	Cliffwater LLC
139,300	9.308%, 04/22/2032(e) 3 mo. USD Term SOFR + 5.000%	139,300
	CoreLogic, Inc.
547,150	7.778%, 06/02/2028(e) 1 mo. USD Term SOFR + 3.500%	548,176
	Eisner Advisory Group LLC
98,260	8.163%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	98,974
	Fiserv Investment Solutions, Inc.
98,187	8.204%, 02/18/2027(e) 3 mo. USD Term SOFR + 4.000%	97,614
	Focus Financial Partners LLC
49,625	6.913%, 09/15/2031(e) 1 mo. USD Term SOFR + 2.750%	49,693
	Higginbotham Insurance Agency, Inc.
141,494	8.670%, 11/24/2028(e) 1 mo. USD Term SOFR + 4.500%	140,647
	HV Eight LLC
401,192 (EUR)	5.516%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	469,517
	IMC Financing LLC
548,625	7.636%, 06/18/2032(e) 1 mo. USD Term SOFR + 3.500%	554,111
	LendingTree, Inc.
2,628,200	8.663%, 08/21/2030(e) 1 mo. USD Term SOFR + 4.500%	2,623,824
	Orion U.S. Finco, Inc.
550,000	0.000%, 05/20/2032(l)	553,438

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Financial (continued)
	PMH Newco LP
$228,899	6.899%, 10/02/2030(e) 3 mo. USD Term SOFR + 2.600%	$228,058
	PMH SPV C LLC
60,167	7.096%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	59,974
	Saphilux SARL
200,000	0.000%, 07/18/2028(l)	201,062
298,252	7.321%, 07/18/2028(e) 3 mo. USD Term SOFR + 3.000%	299,836

		8,271,413

Industrial: 2.4%
	Anchor Packaging, Inc.
97,979	7.386%, 07/18/2029(e) 1 mo. USD Term SOFR + 3.250%	98,519
	API Holdings III LLC
8,288	11.002%, 03/25/2027(e)(k) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	8,478
110,051	11.002%, 05/10/2027(e)(k) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	99,706
	Azuria Water Solutions, Inc.
232,454	7.163%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.000%	233,035
	Bettcher Industries, Inc.
148,084	8.002%, 12/14/2028(e) 3 mo. USD Term SOFR + 4.000%	148,825
	Climater Bidco II SAS
500,000 (EUR)	0.000%, 03/31/2032(l)	588,609
500,000 (EUR)	6.000%, 03/19/2032(e) 3 mo. EURIBOR + 4.000%	588,609
	Cobham Ultra SeniorCo SARL
577,104	8.370%, 08/03/2029(e) 6 mo. USD Term SOFR + 3.750%	577,874
	Cube Industrials Buyer, Inc.
149,250	7.582%, 10/17/2031(e) 3 mo. USD Term SOFR + 3.250%	150,090
	Dispatch Acquisition Holdings LLC
59,298	8.402%, 03/27/2028(e) 3 mo. USD Term SOFR + 4.250%	58,087
	Engineered Machinery Holdings, Inc.
198,966	7.763%, 05/19/2028(e) 3 mo. USD Term SOFR + 3.500%	200,334
	GrafTech Finance, Inc.
42,667	10.158%, 12/21/2029(e) 1 mo. USD Term SOFR + 6.000%	43,606

Principal Amount^		Value
Industrial (continued)
	Ilpea Parent, Inc.
$464,421	8.163%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.000%	$464,567
	KKR Apple Bidco LLC
148,875	6.663%, 09/23/2031(e) 1 mo. USD Term SOFR + 2.500%	149,028
	Knife River Holdco
199,000	6.123%, 03/08/2032(e) 3 mo. USD Term SOFR + 2.000%	199,685
	Mannington Mills, Inc.
98,500	8.913%, 03/25/2032(e) 1 mo. USD Term SOFR + 4.750%	96,776
	Mauser Packaging Solutions Holding Co.
74,809	7.280%, 04/15/2027(e) 1 mo. USD Term SOFR + 3.000%	74,914
	Michael Baker International LLC
397,128	8.308%, 12/01/2028(e) 3 mo. USD Term SOFR + 4.000%	398,866
	MV Holding GmbH
179,550	6.413%, 03/17/2032(e) 1 mo. USD Term SOFR + 2.250%	179,999
	NA Rail HoldCo LLC
149,625	7.123%, 03/08/2032(e) 3 mo. USD Term SOFR + 3.000%	150,373
	Newly Weds Foods, Inc.
99,750	6.386%, 03/15/2032(e) 1 mo. USD Term SOFR + 2.250%	99,896
	Pelican Products, Inc.
97,716	8.513%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	83,840
	Quikrete Holdings, Inc.
69,650	6.413%, 02/10/2032(e) 1 mo. USD Term SOFR + 2.250%	69,685
96,643	6.413%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.250%	96,723
	Roper Industrial Products Investment Co. LLC
537,293	6.752%, 11/22/2029(e) 3 mo. USD Term SOFR + 2.750%	538,604
	Service Logic Acquisition, Inc.
196,993	7.308%, 10/29/2027(e) 3 mo. USD Term SOFR + 3.000%	197,733
	Stonepeak Nile Parent LLC
2,260,000	7.079%, 04/09/2032(e) 3 mo. USD Term SOFR + 2.750%	2,261,977

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Industrial (continued)
	Student Transportation of America Holdings, Inc.
$36,667	7.288%-7.564%, 06/24/2032(e) 3 mo. USD Term SOFR + 3.250%	$36,810
512,050	7.253%, 06/24/2032(e) 3 mo. USD Term SOFR + 3.250%	514,052
	Tidal Waste & Recycling Holdings LLC
517,400	7.002%, 10/24/2031(e) 3 mo. USD Term SOFR + 3.000%	521,066

		8,930,366

Technology: 1.5%
	Apttus Corp.
127,440	7.808%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	126,166
	AthenaHealth Group, Inc.
2,311,772	6.913%, 02/15/2029(e) 1 mo. USD Term SOFR + 2.750%	2,310,085
	Boxer Parent Co., Inc.
99,500	7.199%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.000%	99,453
	Byju’s Alpha, Inc.
18	12.163%, 04/09/2026(e) 1 mo. USD Term SOFR + 8.000%	18
65	0.000%, 04/09/2026(l)	65
	Central Parent, Inc.
609,196	7.252%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	528,505
	Constant Contact, Inc.
875,000	0.000%, 02/12/2029(l)	758,332
	Curriculum Associates LLC
125,158	8.913%, 05/07/2032(e) 1 mo. USD Term SOFR + 4.750%	124,570
	Cvent, Inc.
99,250	6.752%, 06/17/2030(e) 3 mo. USD Term SOFR + 2.750%	99,209
	Darktrace PLC
79,600	7.570%, 10/09/2031(e) 3 mo. USD Term SOFR + 3.250%	79,704
	Drake Software LLC
538,444	8.413%, 06/26/2031(e) 1 mo. USD Term SOFR + 4.250%	538,891
	Finastra USA, Inc.
25,110	11.288%, 09/13/2029(e) 3 mo. USD Term SOFR + 7.250%	25,277
	Kaseya, Inc.
99,500	7.413%, 03/20/2032(e) 1 mo. USD Term SOFR + 3.250%	99,760

Principal Amount^		Value
Technology (continued)
	Modena Buyer LLC
$174,062	8.808%, 07/01/2031(e) 3 mo. USD Term SOFR + 4.500%	$172,135
	Planview Parent, Inc.
148,801	7.502%, 12/17/2027(e) 3 mo. USD Term SOFR + 3.500%	146,848
	PushPay USA, Inc.
99,250	7.752%, 08/15/2031(e) 3 mo. USD Term SOFR + 3.750%	100,056
	Sitecore Holding III AS
140,054	11.345%, 03/12/2029(e) 3 mo. USD Term SOFR + 7.000%	139,552
	Vision Solutions, Inc.
3,428	8.570%, 04/24/2028(e) 3 mo. USD Term SOFR + 4.000%	3,321
	Zuora, Inc.
150,000	7.663%, 02/14/2032(e) 1 mo. USD Term SOFR + 3.500%	149,231

		5,501,178

Utilities: 1.0%
	Calpine Construction Finance Co. LP
99,500	6.163%, 07/31/2030(e) 1 mo. USD Term SOFR + 2.000%	99,613
	Eastern Power LLC
3,476,220	9.413%, 04/03/2028(e) 1 mo. USD Term SOFR + 5.250%	3,501,423
	PowerGrid Services LLC
2,055	8.752%, 07/01/2032(e) 3 mo. USD Term SOFR + 4.750%	2,055
175,882	8.752%, 07/01/2032(e) 3 mo. USD Term SOFR + 4.750%	175,882

		3,778,973

TOTAL BANK LOANS (Cost $75,108,062)		75,494,061

CONVERTIBLE BONDS: 0.4%
Energy: 0.4%
	XPLR Infrastructure LP
745,000	0.010%, 11/15/2025(d)(i)	741,275
610,000	2.500%, 06/15/2026(c)(d)	596,275

		1,337,550

Financial: 0.0%
	Kaisa Group Holdings Ltd.
45,611	0.000%, 12/31/2025(d)(h)	1,368
60,809	0.000%, 12/31/2026(d)(h)	1,672
76,015	0.000%, 12/31/2027(d)(h)	1,805
121,620	0.000%, 12/31/2028(d)(h)	2,888
121,620	0.000%, 12/31/2029(d)(h)	2,888
152,026	0.000%, 12/31/2030(d)(h)	3,611
152,026	0.000%, 12/31/2031(d)(h)	3,611

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Financial (continued)
$286,806	0.000%, 12/31/2032(d)(h)	$6,812
	Shimao Group Holdings Ltd.
369,226	0.000%, 07/21/2026(d)(h)	21,231

		45,886

TOTAL CONVERTIBLE BONDS (Cost $2,485,180)		1,383,436

CORPORATE BONDS: 49.6%
Basic Materials: 2.5%
	Alumina Pty. Ltd.
200,000	6.375%, 09/15/2032(d)	205,170
	AngloGold Ashanti Holdings PLC
240,000	3.375%, 11/01/2028	232,314
	ArcelorMittal SA
55,000	6.800%, 11/29/2032(c)	61,213
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	106,005
	Compass Minerals International, Inc.
100,000	8.000%, 07/01/2030(d)	104,590
	Dow Chemical Co.
100,000	6.900%, 05/15/2053(m)	106,974
	Glencore Funding LLC
455,000	6.500%, 10/06/2033(d)(m)	501,598
	Methanex U.S. Operations, Inc.
3,140,000	6.250%, 03/15/2032(d)	3,197,195
	Minerals Technologies, Inc.
165,000	5.000%, 07/01/2028(d)	161,835
	Olin Corp.
3,760,000	6.625%, 04/01/2033(d)	3,784,329
	RPM International, Inc.
300,000	2.950%, 01/15/2032(m)	271,284
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	123,569
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(d)	97,972
	Southern Copper Corp.
220,000	7.500%, 07/27/2035	260,521
	Steel Dynamics, Inc.
80,000	5.250%, 05/15/2035	81,790
	Unigel Luxembourg SA
56,454	11.000%, 12/31/2028(d)(k) Cash 11.000% + PIK Rate 12.000%	10,444
242,753	11.000%, 12/31/2028(k) Cash 11.000% + PIK Rate 12.000%	44,909

		9,351,712

Communications: 3.1%
	Altice France SA
200,000	5.500%, 10/15/2029(d)	173,987
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	52,731
4,000	4.250%, 02/15/2029	3,484
500,000	10.500%, 07/15/2032(c)(d)	529,200
	AppLovin Corp.
70,000	5.125%, 12/01/2029	71,625
170,000	5.500%, 12/01/2034	175,510

Principal Amount^		Value
Communications (continued)
	Bell Telephone Co. of Canada or Bell Canada
$200,000	6.875%, 09/15/2055(g) 5 yr. CMT + 2.390%	$207,758
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(d)(g) 5 yr. CMT + 3.493%	192,137
	CCO Holdings LLC/CCO Holdings Capital Corp.
325,000	5.125%, 05/01/2027(d)	322,948
1,255,000	7.375%, 03/01/2031(d)	1,297,488
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	11,879
60,000	3.700%, 04/01/2051	39,603
40,000	5.250%, 04/01/2053	33,412
70,000	6.834%, 10/23/2055	71,581
370,000	4.400%, 12/01/2061	256,400
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	304,859
	CSC Holdings LLC
100,000	11.750%, 01/31/2029(d)	84,157
	FactSet Research Systems, Inc.
172,000	3.450%, 03/01/2032	158,949
	Fox Corp.
300,000	6.500%, 10/13/2033	330,413
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
678,000	3.500%, 03/01/2029(d)	643,274
	iHeartCommunications, Inc.
104,000	7.750%, 08/15/2030(d)	86,435
	Juniper Networks, Inc.
320,000	2.000%, 12/10/2030	280,794
	Koninklijke KPN NV
100,000	8.375%, 10/01/2030	117,355
	Level 3 Financing, Inc.
206,000	4.500%, 04/01/2030(d)	189,005
	McGraw-Hill Education, Inc.
40,000	8.000%, 08/01/2029(d)	40,769
	Motorola Solutions, Inc.
320,000	2.750%, 05/24/2031	292,329
467,000	5.600%, 06/01/2032(m)	491,799
290,000	5.400%, 04/15/2034	300,840
	Paramount Global
260,000	6.875%, 04/30/2036	275,597
12,000	5.900%, 10/15/2040	11,055
345,000	4.375%, 03/15/2043	266,005
90,000	5.850%, 09/01/2043	82,187
27,000	5.250%, 04/01/2044	22,288
28,000	4.900%, 08/15/2044	22,552
	QTS Good News Facility
500,000	0.010%, 10/09/2028	499,918
266,490	7.800%, 10/09/2028	266,490
	Rakuten Group, Inc.
477,000	9.750%, 04/15/2029(d)	536,921
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(g) 5 yr. CMT + 2.653%	156,695
	Sunrise FinCo I BV
450,000	4.875%, 07/15/2031(d)	429,017

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	TEGNA, Inc.
$615,000	4.625%, 03/15/2028	$608,097
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	338,555
	TELUS Corp.
200,000	6.625%, 10/15/2055(g) 5 yr. CMT + 2.769%	206,015
200,000	7.000%, 10/15/2055(g) 5 yr. CMT + 2.709%	211,030
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	20,792
	Uber Technologies, Inc.
630,000	4.500%, 08/15/2029(d)	629,577
30,000	4.800%, 09/15/2034	30,082
	VeriSign, Inc.
232,000	2.700%, 06/15/2031	209,299
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	92,961
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(g) 5 yr. CMT + 3.073%	78,952

		11,754,806

Consumer, Cyclical: 6.1%
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	71,790
	Air Canada Pass Through Trust
11,801	Series 2020-2-A 5.250%, 10/01/2030(d)	12,084
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(d)	948,238
	Allwyn Entertainment Financing U.K. PLC
108,000 (EUR)	7.250%, 04/30/2030	133,299
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
473,750	5.500%, 04/20/2026(d)	474,233
	AutoNation, Inc.
550,000	5.890%, 03/15/2035(m)	568,420
	Beach Acquisition Bidco LLC
100,000 (EUR)	5.250%, 07/15/2032(d)	120,585
	Boots Group Finco LP
200,000 (EUR)	5.375%, 08/31/2032(d)	241,694
	Carnival Corp.
130,000	6.125%, 02/15/2033(d)	133,332
	Choice Hotels International, Inc.
545,000	5.850%, 08/01/2034	557,703
	Clarios Global LP/Clarios U.S. Finance Co.
200,000	6.750%, 02/15/2030(d)	206,761
300,000 (EUR)	4.750%, 06/15/2031(d)	359,526
	Crocs, Inc.
135,000	4.125%, 08/15/2031(c)(d)	123,872
	Essendi SA
200,000 (EUR)	5.375%, 05/15/2030(d)	242,307
200,000 (EUR)	5.625%, 05/15/2032(d)	242,778
100,000 (EUR)	5.786%, 05/15/2032(d)(e) 3 mo. EURIBOR + 3.750%	118,724
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(d)	138,695

Principal Amount^		Value
Consumer, Cyclical (continued)
	Ford Motor Credit Co. LLC
$2,700,000	5.113%, 05/03/2029	$2,681,241
	Hilton Domestic Operating Co., Inc.
1,033,000	3.625%, 02/15/2032(d)	946,482
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	31,453
	JetBlue Airways Corp./JetBlue Loyalty LP
1,815,000	9.875%, 09/20/2031(c)(d)	1,843,695
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	95,763
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,036
	M/I Homes, Inc.
310,000	3.950%, 02/15/2030	296,783
	Macy’s Retail Holdings LLC
741,000	5.875%, 03/15/2030(d)	741,486
450,000	7.375%, 08/01/2033(d)	469,759
	Magna International, Inc.
550,000	5.875%, 06/01/2035	580,821
	Marriott International, Inc.
180,000	5.500%, 04/15/2037(m)	184,094
	Meritage Homes Corp.
195,000	5.650%, 03/15/2035	198,151
	Motel One GmbH/Muenchen
100,000 (EUR)	7.750%, 04/02/2031(d)	126,769
	Murphy Oil USA, Inc.
815,000	3.750%, 02/15/2031(d)	759,259
	NCL Corp. Ltd.
135,000	6.750%, 02/01/2032(d)	138,879
	New Flyer Holdings, Inc.
100,000	9.250%, 07/01/2030(d)	107,076
	Newell Brands, Inc.
1,505,000	8.500%, 06/01/2028(d)	1,595,363
	Nordstrom, Inc.
2,485,000	4.375%, 04/01/2030	2,351,393
	NVR, Inc.
152,000	3.000%, 05/15/2030	143,753
	Patrick Industries, Inc.
430,000	4.750%, 05/01/2029(d)	421,639
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(c)(d)	93,806
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	88,703
	PulteGroup, Inc.
50,000	6.375%, 05/15/2033	54,559
175,000	6.000%, 02/15/2035	188,114
	Quicktop Holdco AB
100,000 (EUR)	6.529%, 03/21/2030(e) 3 mo. EURIBOR + 4.500%	120,470
	QXO Building Products, Inc.
200,000	6.750%, 04/30/2032(d)	207,260
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	93,010
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
125,000	6.625%, 05/01/2032(d)	127,435
	Somnigroup International, Inc.
620,000	3.875%, 10/15/2031(d)	568,058
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	39,034

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Superior Plus LP/Superior General Partner, Inc.
$100,000	4.500%, 03/15/2029(d)	$96,555
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(d)	498,915
	Thunderbird 1 A Funded
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,036
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	95,763
	TVL Finance PLC
100,000 (EUR)	5.750%, 06/30/2030(e) 3 mo. EURIBOR + 3.750%	115,707
	United Airlines Pass-Through Trust
136,681	Series 2019-2-B 3.500%, 11/01/2029	134,033
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	100,534
	Versuni Group BV
100,000 (EUR)	3.125%, 06/15/2028	115,131
	Wabash National Corp.
100,000	4.500%, 10/15/2028(d)	92,812
	Whirlpool Corp.
100,000	4.500%, 06/01/2046	76,220
50,000	4.600%, 05/15/2050	37,430
	Wyndham Hotels & Resorts, Inc.
200,000	4.375%, 08/15/2028(d)	195,387
	Yum! Brands, Inc.
749,000	4.750%, 01/15/2030(d)	745,444
192,000	4.625%, 01/31/2032(c)	186,780

		22,857,132

Consumer, Non-cyclical: 4.8%
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(c)(d)	207,829
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	8,107
	Avantor Funding, Inc.
2,250,000	4.625%, 07/15/2028(d)	2,215,259
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,145,000	8.250%, 01/15/2030(c)(d)	2,226,853
	Bausch Health Cos., Inc.
885,000	4.875%, 06/01/2028(d)	792,849
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	112,730
	Becle SAB de CV
200,000	2.500%, 10/14/2031(d)	172,952
	Block Financial LLC
200,000	3.875%, 08/15/2030	192,779
	Brink’s Co.
150,000	6.750%, 06/15/2032(d)	156,137
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	94,820
	Centene Corp.
190,000	4.625%, 12/15/2029	184,466
160,000	3.375%, 02/15/2030	147,684
	CPI CG, Inc.
349,000	10.000%, 07/15/2029(d)	366,221

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	CVS Health Corp.
$50,000	7.000%, 03/10/2055(g) 5 yr. CMT + 2.886%	$52,599
	Darling Global Finance BV
500,000 (EUR)	4.500%, 07/15/2032(d)	593,158
	DaVita, Inc.
410,000	3.750%, 02/15/2031(d)	375,937
	Encompass Health Corp.
340,000	4.750%, 02/01/2030	336,207
500,000	4.625%, 04/01/2031	486,830
	Endo Luxembourg Finance SARL
100,000	6.125%, 04/01/2029(d)	0
	GXO Logistics, Inc.
620,000	6.500%, 05/06/2034(m)	667,273
	HCA, Inc.
295,000	5.600%, 04/01/2034(m)	306,731
	Herc Holdings, Inc.
320,000	7.000%, 06/15/2030(d)	332,610
230,000	7.250%, 06/15/2033(d)	240,278
	Hertz Corp.
18,000	12.625%, 07/15/2029(d)	19,100
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	599,154
	IQVIA, Inc.
350,000	6.250%, 06/01/2032(d)	360,424
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
100,000	4.375%, 02/02/2052	78,806
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
65,000	5.950%, 04/20/2035(d)	68,474
	Mars, Inc.
65,000	5.200%, 03/01/2035(d)	66,474
	Nidda Healthcare Holding GmbH
450,000 (EUR)	5.786%, 10/23/2030(d)(e) 3 mo. EURIBOR + 3.750%	533,185
	Pediatrix Medical Group, Inc.
200,000	5.375%, 02/15/2030(d)	198,862
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	121,755
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	147,104
	Pilgrim’s Pride Corp.
550,000	6.875%, 05/15/2034	607,927
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	895,067
	PRA Health Sciences, Inc.
1,510,000	2.875%, 07/15/2026(d)	1,489,684
	Primo Water Holdings, Inc./Triton Water Holdings, Inc.
200,000	4.375%, 04/30/2029(d)	194,651
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	132,440
	Sammontana Italia SpA
100,000 (EUR)	5.776%, 10/15/2031(d)(e) 3 mo. EURIBOR + 3.750%	118,005
	Service Corp. International
834,000	4.000%, 05/15/2031	786,985
157,000	5.750%, 10/15/2032	159,251
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(d)	131,488

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Sotheby’s/Bidfair Holdings, Inc.
$200,000	5.875%, 06/01/2029(d)	$183,238
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(d)	103,381
	United Rentals North America, Inc.
160,000	6.125%, 03/15/2034(d)	166,568
	Valvoline, Inc.
556,000	3.625%, 06/15/2031(d)	509,363
	Verisk Analytics, Inc.
270,000	5.250%, 06/05/2034(m)	278,521

		18,220,216

Energy: 3.5%
	BP Capital Markets PLC
210,000	4.875%, 03/22/2030(b)(g) 5 yr. CMT + 4.398%	208,835
50,000	6.125%, 03/18/2035(b)(g) 5 yr. CMT + 1.924%	51,843
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034	104,013
	Crescent Energy Finance LLC
2,270,000	7.625%, 04/01/2032(d)	2,256,072
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	97,632
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(d)	102,289
	DT Midstream, Inc.
568,000	4.125%, 06/15/2029(d)(m)	554,220
	Global Partners LP/GLP Finance Corp.
25,000	6.875%, 01/15/2029	25,237
550,000	7.125%, 07/01/2033(d)	564,167
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034(c)	269,725
	Hess Midstream Operations LP
2,825,000	5.875%, 03/01/2028(d)	2,879,291
880,000	4.250%, 02/15/2030(d)	853,661
	HF Sinclair Corp.
60,000	6.250%, 01/15/2035	62,753
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	122,981
	Kinetik Holdings LP
97,000	6.625%, 12/15/2028(d)	99,640
100,000	5.875%, 06/15/2030(d)	100,669
	MPLX LP
550,000	5.000%, 03/01/2033(m)	550,450
300,000	5.500%, 06/01/2034(m)	305,908
	NuStar Logistics LP
32,000	6.375%, 10/01/2030	33,163
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	113,783
	ONEOK, Inc.
100,000	7.150%, 01/15/2051(m)	112,315
	Parkland Corp.
100,000	4.625%, 05/01/2030(d)	97,283
	Phillips 66 Co.
37,000	6.200%, 03/15/2056(g) 5 yr. CMT + 2.166%	37,140
37,000	Series A 5.875%, 03/15/2056(g) 5 yr. CMT + 2.283%	36,785

Principal Amount^		Value
Energy (continued)
	Plains All American Pipeline LP/PAA Finance Corp.
$50,000	4.700%, 06/15/2044	$42,567
	Rockies Express Pipeline LLC
50,000	6.875%, 04/15/2040(d)	51,485
	Sunoco LP
2,070,000	7.000%, 05/01/2029(d)	2,144,804
50,000	7.250%, 05/01/2032(d)	52,517
	Targa Resources Corp.
310,000	6.500%, 03/30/2034	337,983
5,000	5.500%, 02/15/2035	5,094
105,000	5.550%, 08/15/2035	107,073
	TransMontaigne Partners LLC
25,000	8.500%, 06/15/2030(d)	26,062
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(d)	95,964
75,000	4.125%, 08/15/2031(d)	70,843
120,000	3.875%, 11/01/2033(d)	108,136
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	55,116
50,000	9.000%, 09/30/2029(b)(d)(g) 5 yr. CMT + 5.440%	49,586
50,000	9.875%, 02/01/2032(c)(d)	54,469
	Venture Global Plaquemines LNG LLC
500,000	7.500%, 05/01/2033(d)	552,808

		13,394,362

Financial: 20.5%
	Acadian Asset Management, Inc.
235,000	4.800%, 07/27/2026	234,384
	Aegon Ltd.
1,625,000	5.500%, 04/11/2048(g) 6 mo. USD LIBOR + 3.540%	1,640,748
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	5.375%, 12/15/2031	155,251
150,000	3.400%, 10/29/2033	134,875
	Aircastle Ltd.
120,000	6.500%, 07/18/2028(d)	126,190
65,000	5.950%, 02/15/2029(d)	67,863
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	103,393
	Allianz SE
200,000	6.550%, 10/30/2033(b)(d)(g) 5 yr. CMT + 2.317%	206,662
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(j)	4,242
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	257,550
	American National Group, Inc.
250,000	7.000%, 12/01/2055(g) 5 yr. CMT + 3.183%	257,902
	Americo Life, Inc.
1,300,000	3.450%, 04/15/2031(d)(m)	1,173,708
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)(m)	139,121
	AP Grange Holdings
396,868	6.500%, 03/20/2045	418,696
	Arbor Realty SR, Inc.
835,000	7.875%, 07/15/2030(d)	878,301

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$685,000	Series QIB 8.500%, 10/15/2027(d)	$689,398
	Ardonagh Finco Ltd.
350,000 (EUR)	6.875%, 02/15/2031(d)	426,252
	Ascot Group Ltd.
1,465,000	6.349%, 06/15/2035(d)(g) 5 yr. CMT + 2.375%	1,527,055
	Aspen Insurance Holdings Ltd.
75,000	5.750%, 07/01/2030	78,598
	AXIS Specialty Finance LLC
2,865,000	4.900%, 01/15/2040(g) 5 yr. CMT + 3.186%	2,784,162
	Bank of America Corp.
10,000	3.846%, 03/08/2037(g) 5 yr. CMT + 2.000%	9,345
400,000	Series OO 6.625%, 05/01/2030(b)(g) 5 yr. CMT + 2.684%	416,736
2,400,000	Series RR 4.375%, 01/27/2027(b)(g) 5 yr. CMT + 2.760%	2,362,346
250,000	Series TT 6.125%, 04/27/2027(b)(g) 5 yr. CMT + 3.231%	253,079
	Barings BDC, Inc.
100,000	7.000%, 02/15/2029	104,086
	Belrose Funding Trust II
550,000	6.792%, 05/15/2055(d)(m)	596,056
	Blue Owl Finance LLC
550,000	6.250%, 04/18/2034(m)	577,144
	Blue Owl Technology Finance Corp.
2,140,000	6.750%, 04/04/2029	2,209,004
	Brazilian Merchant Voucher Receivables Ltd.
91,248	4.180%, 04/07/2028(a)(g)	91,210
	Bread Financial Holdings, Inc.
1,100,000	9.750%, 03/15/2029(d)	1,174,991
	Ceamer Finance II LLC
198,841	6.920%, 11/15/2037	206,089
	Ceamer Finance III LLC
96,522	6.790%, 11/15/2039	99,188
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(b)(g) 10 yr. CMT + 3.079%	93,991
	CION Investment Corp.
230,000	4.500%, 02/11/2026	228,400
	Citadel LP
30,000	6.000%, 01/23/2030(d)	31,199
25,000	6.375%, 01/23/2032(d)	26,531
	Citadel Securities Global Holdings LLC
250,000	6.200%, 06/18/2035(d)	262,861
	Citigroup, Inc.
500,000	Series EE 6.750%, 02/15/2030(b)(g) 5 yr. CMT + 2.572%	509,214
100,000	Series FF 6.950%, 02/15/2030(b)(g) 5 yr. CMT + 2.726%	102,826

Principal Amount^		Value
Financial (continued)
$100,000	Series W 4.000%, 12/10/2025(b)(g) 5 yr. CMT + 3.597%	$99,739
150,000	Series X 3.875%, 02/18/2026(b)(g) 5 yr. CMT + 3.417%	148,774
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	53,099
	Comerica Bank
2,250,000	5.332%, 08/25/2033(g) 1 day USD SOFR + 2.610%	2,250,071
	Corebridge Financial, Inc.
3,185,000	6.875%, 12/15/2052(g) 5 yr. CMT + 3.846%	3,267,640
	Credit Agricole SA
255,000	6.251%, 01/10/2035(d)(g) 1 day USD SOFR + 2.670%	269,177
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,713
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(b)(d)(g) 5 yr. CMT + 2.515%	208,026
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	827,004
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	311,993
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
1,125,000	5.950%, 09/17/2030(d)	1,099,154
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	133,134
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	169,454
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(c)(d)	212,555
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(g) 5 yr. CMT + 4.006%	944,291
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	191,423
540,000	7.500%, 04/01/2045(d)(g) 5 yr. CMT + 3.186%	565,574
	EQT AB
550,000	5.850%, 05/08/2035(d)(m)	568,551
	Equitable Holdings, Inc.
500,000	6.700%, 03/28/2055(g) 5 yr. CMT + 2.390%	521,820
	F&G Annuities & Life, Inc.
900,000	7.400%, 01/13/2028	945,273
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	302,240
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(g) 10 yr. CMT + 3.864%	62,561
	Fidelis Insurance Holdings Ltd.
1,155,000	6.625%, 04/01/2041(d)(g) 5 yr. CMT + 6.323%	1,153,925
550,000	7.750%, 06/15/2055(c)(g) 5 yr. CMT + 4.280%	589,931

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Focus Financial Partners LLC
$500,000	6.750%, 09/15/2031(d)	$512,398
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	51,945
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	96,683
510,000	3.125%, 10/12/2028	472,956
120,000	7.875%, 01/15/2029	126,142
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	209,471
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	122,025
46,000	7.950%, 06/15/2033(d)	53,345
50,000	4.700%, 10/15/2051(d)(g) 5 yr. CMT + 3.796%	49,266
1,460,000	7.950%, 10/15/2054(d)(g) 5 yr. CMT + 3.608%	1,547,234
	GLP Capital LP/GLP Financing II, Inc.
140,000	4.000%, 01/15/2031	134,125
195,000	3.250%, 01/15/2032	175,614
	Goldman Sachs Group, Inc.
100,000	6.850%, 02/10/2030(b)(c)(g) 5 yr. CMT + 2.461%	103,998
100,000	Series U 3.650%, 08/10/2026(b)(g) 5 yr. CMT + 2.915%	98,080
900,000	Series X 7.500%, 05/10/2029(b)(g) 5 yr. CMT + 2.809%	951,196
	Golub Capital BDC, Inc.
140,000	7.050%, 12/05/2028	148,074
160,000	6.000%, 07/15/2029(m)	163,580
	Golub Capital Private Credit Fund
2,200,000	5.800%, 09/12/2029	2,230,873
	HA Sustainable Infrastructure Capital, Inc.
2,285,000	6.375%, 07/01/2034(c)	2,326,598
935,000	6.750%, 07/15/2035	964,626
	HAT Holdings I LLC/HAT Holdings II LLC
1,330,000	3.375%, 06/15/2026(d)	1,316,611
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	140,933
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	97,633
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	361,176
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	283,542
575,000	6.750%, 05/01/2033(d)	596,801
	Jefferies Finance LLC/JFIN Co-Issuer Corp.
600,000	5.000%, 08/15/2028(d)	580,308
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034(m)	281,582
280,000	6.250%, 01/15/2036(m)	298,777

Principal Amount^		Value
Financial (continued)
	JPMorgan Chase & Co.
$385,000	Series OO 6.500%, 04/01/2030(b)(g) 5 yr. CMT + 2.152%	$398,946
	Kaisa Group Holdings Ltd.
1,000,000	11.250%, 04/16/2025(j)	45,000
600,000	11.700%, 11/11/2025(j)	27,000
91,216	6.250%, 12/28/2028(d)(k) Cash 5.250% + PIK Rate 6.250%	2,075
60,809	7.721%, 12/28/2028(d)(k) Cash 6.721% + PIK Rate 7.721%	1,672
152,026	6.500%, 12/28/2029(d)(k) Cash 5.500% + PIK Rate 6.500%	3,231
182,430	6.750%, 12/28/2030(d)(k) Cash 5.750% + PIK Rate 6.750%	2,964
273,646	7.000%, 12/28/2031(d)(k) Cash 6.000% + PIK Rate 7.000%	3,763
256,400	7.250%, 12/28/2032(d)(k) Cash 6.250% + PIK Rate 7.250%	3,910
	Kane Bidco Ltd.
250,000 (GBP)	7.750%, 07/15/2031(d)	342,082
	Kennedy-Wilson, Inc.
100,000	4.750%, 02/01/2030	93,463
56,000	5.000%, 03/01/2031(c)	52,127
	KKR Core Holdings Co. LLC
87,319	4.000%, 08/12/2031	79,962
	Kuvare U.S. Holdings, Inc.
41,000	Series A 7.000%, 02/17/2051(d)(g) 5 yr. CMT + 6.541%	40,909
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	138,576
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	104,976
	Macquarie Airfinance Holdings Ltd.
30,000	5.150%, 03/17/2030(d)	30,440
	Main Street Capital Corp.
2,275,000	6.950%, 03/01/2029	2,388,320
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(g) 5 yr. CMT + 2.911%	208,488
	MG Azalea LP
1,150,000	6.450%, 06/24/2032	1,156,590
	MidCap Funding XLVI Trust
450,000	6.849%, 04/15/2028	450,000
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(g) 5 yr. CMT + 3.982%	1,044,286
	Nassau Cos., of New York
200,000	7.875%, 07/15/2030(d)	204,426
	National Health Investors, Inc.
70,000	3.000%, 02/01/2031	63,403
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(d)	452,145
	Nippon Life Insurance Co.
800,000	6.500%, 04/30/2055(d)(g) 5 yr. CMT + 3.189%	862,530

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Oaktree Specialty Lending Corp.
$90,000	7.100%, 02/15/2029(c)	$93,178
	Oaktree Strategic Credit Fund
2,120,000	6.500%, 07/23/2029	2,198,759
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	262,948
	OFS Capital Corp.
154,000	4.750%, 02/10/2026	152,760
	Omnis Funding Trust
250,000	6.722%, 05/15/2055(d)(m)	269,889
	OneAmerica Financial Partners, Inc.
30,000	4.250%, 10/15/2050(d)	23,566
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	49,401
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(j)	110,000
	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
1,060,000	6.375%, 02/01/2027(d)	1,060,880
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(g) 5 yr. CMT + 3.815%	275,710
	PennyMac Financial Services, Inc.
69,000	7.875%, 12/15/2029(d)	73,277
100,000	7.125%, 11/15/2030(d)	104,215
150,000	6.750%, 02/15/2034(d)	153,160
	PNC Financial Services Group, Inc.
2,455,000	Series T 3.400%, 09/15/2026(b)(g) 5 yr. CMT + 2.595%	2,386,433
	Prospect Capital Corp.
154,000	3.437%, 10/15/2028	138,426
	Reinsurance Group of America, Inc.
225,000	6.650%, 09/15/2055(g) 5 yr. CMT + 2.392%	236,374
	Rocket Cos., Inc.
200,000	6.375%, 08/01/2033(d)	206,845
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
25,000	3.875%, 03/01/2031(d)	23,363
545,000	4.000%, 10/15/2033(d)	498,253
	Ryan Specialty LLC
33,000	5.875%, 08/01/2032(d)	33,407
	Safehold GL Holdings LLC
87,000	6.100%, 04/01/2034	91,726
13,000	5.650%, 01/15/2035	13,317
	Scentre Group Trust 2
910,000	5.125%, 09/24/2080(d)(g) 5 yr. CMT + 4.685%	915,652
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	424,687
	Sherwood Financing PLC
130,000 (EUR)	7.514%, 12/15/2029(e) 3 mo. EURIBOR + 5.500%	147,232
	Shimao Group
200,000	5.200%, 05/13/2027	10,264
	Shimao Group Holdings Ltd.
400,000	3.450%, 02/11/2031	20,000

Principal Amount^		Value
Financial (continued)
$3,400	5.000%, 07/21/2031(d)(k) Cash 5.000% + PIK Rate 6.000%	$155
	SiriusPoint Ltd.
70,000	7.000%, 04/05/2029	74,049
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(d)(g) 5 yr. CMT + 2.300%	238,826
	Starwood Property Trust, Inc.
209,000	3.625%, 07/15/2026(d)	206,782
2,740,000	4.375%, 01/15/2027(d)	2,718,910
100,000	7.250%, 04/01/2029(d)	105,223
50,000	6.500%, 07/01/2030(d)	51,760
	State Street Corp.
50,000	Series K 6.450%, 09/15/2030(b)(g) 5 yr. CMT + 2.135%	51,647
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	377,294
	Strategic Credit Opportunities
345,000	Series A 4.250%, 04/01/2026	342,714
	Synchrony Financial
105,000	5.935%, 08/02/2030(g) 1 day USD SOFR Index + 2.130%	108,910
35,000	5.450%, 03/06/2031(g) 1 day USD SOFR + 1.680%	35,687
	Terminal Investment Ltd. Holding SA
800,000	5.630%, 07/09/2032	805,468
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(g) 5 yr. CMT + 4.075%	52,925
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	315,662
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(b)(g) 5 yr. CMT + 2.541%	895,707
	UBS Group AG
250,000	9.016%, 11/15/2033(d)(g) 1 day USD SOFR + 5.020%	313,327
225,000	5.699%, 02/08/2035(d)(g) 1 yr. CMT + 1.770%	237,060
	Unigel Netherlands Holding Corp. BV
295,656	15.000%, 12/31/2044(k) Cash 15.000% + PIK Rate 15.000%	8,870
	United Wholesale Mortgage LLC
600,000	5.500%, 04/15/2029(d)	592,366
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	340,994
	VFH Parent LLC/Valor Co-Issuer, Inc.
550,000	7.500%, 06/15/2031(d)	569,138
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	102,543
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(b)(g) 5 yr. CMT + 3.606%	107,171
100,000	6.850%, 09/15/2029(b)(g) 5 yr. CMT + 2.767%	105,280

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Wilton RE Ltd.
$166,000	6.000%, 10/22/2030(b)(d)(g) 5 yr. CMT + 5.266%	$165,761
	Yuzhou Group Holdings Co. Ltd.
710,000	7.850%, 08/12/2026(j)	53,193
211,293	7.000%, 06/30/2027(k) Cash 6.000% + PIK Rate 7.000%	27,372
179,144	4.000%, 06/30/2028(k) PIK Rate 4.000%	6,270
311,945	4.500%, 06/30/2029(k) Cash 4.500% + PIK Rate 4.500%	10,057
416,369	5.000%, 06/30/2030(k) Cash 5.000% + PIK Rate 5.000%	10,066
584,070	5.500%, 06/30/2031(k) Cash 5.500% + PIK Rate 5.500%	12,253
173,011	1.000%, 06/30/2034(k) PIK rate	1,038

		77,340,845

Industrial: 3.2%
	Amsted Industries, Inc.
59,000	6.375%, 03/15/2033(d)	60,607
	AptarGroup, Inc.
70,000	3.600%, 03/15/2032	65,103
	Axon Enterprise, Inc.
50,000	6.125%, 03/15/2030(d)	51,497
25,000	6.250%, 03/15/2033(d)	25,792
	Boeing Co.
262,000	3.625%, 02/01/2031	251,125
50,000	6.388%, 05/01/2031	54,502
50,000	6.528%, 05/01/2034	55,383
183,000	5.705%, 05/01/2040	186,876
305,000	5.805%, 05/01/2050(m)	304,838
135,000	6.858%, 05/01/2054	153,846
10,000	5.930%, 05/01/2060	10,002
80,000	7.008%, 05/01/2064	92,587
	Builders FirstSource, Inc.
550,000	6.750%, 05/15/2035(d)	574,960
	BWX Technologies, Inc.
361,000	4.125%, 04/15/2029(d)	349,858
	Cemex SAB de CV
310,000	3.875%, 07/11/2031(d)	294,318
	CML Fontainebleau Vegas
250,000	1.000%, 01/31/2026(i)	250,000
	EnerSys
100,000	6.625%, 01/15/2032(d)	103,053
	Enviri Corp.
175,000	5.750%, 07/31/2027(d)	173,730
	FedEx Corp.
50,000	4.750%, 11/15/2045	43,259
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	74,058
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	25,725
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(d)	101,669
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(c)(d)	194,023

Principal Amount^		Value
Industrial (continued)
	Hillenbrand, Inc.
$2,250,000	6.250%, 02/15/2029	$2,309,625
	IDEX Corp.
72,000	2.625%, 06/15/2031	65,247
	Masterbrand, Inc.
2,510,000	7.000%, 07/15/2032(d)	2,597,458
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(d)	101,109
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	102,770
	Mueller Water Products, Inc.
250,000	4.000%, 06/15/2029(d)	240,847
	nVent Finance SARL
300,000	5.650%, 05/15/2033(m)	313,381
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	276,390
	Quikrete Holdings, Inc.
305,000	6.375%, 03/01/2032(d)	316,202
90,000	6.750%, 03/01/2033(d)	93,594
	Standard Building Solutions, Inc.
121,000	6.500%, 08/15/2032(d)	124,297
	TD SYNNEX Corp.
195,000	6.100%, 04/12/2034	207,403
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	367,710
	Textron Financial Corp.
185,000	6.208%, 02/15/2067(d)(g) 3 mo. USD Term SOFR + 1.997%	167,675
	TransDigm, Inc.
196,000	4.875%, 05/01/2029	193,273
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032(m)	637,732
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	155,727
	Westinghouse Air Brake Technologies Corp.
400,000	5.611%, 03/11/2034(m)	420,764
	XPO, Inc.
85,000	6.250%, 06/01/2028(d)	86,773

		12,274,788

Technology: 2.3%
	Accenture Capital, Inc.
300,000	4.500%, 10/04/2034(m)	296,097
	Amdocs Ltd.
104,000	2.538%, 06/15/2030	95,364
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	829,353
	Booz Allen Hamilton, Inc.
110,000	5.950%, 08/04/2033(c)	115,578
	Broadcom, Inc.
190,000	3.469%, 04/15/2034(d)	173,394
350,000	3.137%, 11/15/2035(d)(m)	302,964
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031(m)	316,631
	Capstone Borrower, Inc.
150,000	8.000%, 06/15/2030(d)	157,061
	CGI, Inc.
180,000	2.300%, 09/14/2031	158,401

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Cloud Software Group, Inc.
$100,000	6.500%, 03/31/2029(d)	$100,983
	CoreWeave, Inc.
1,380,000	9.250%, 06/01/2030(d)	1,427,113
1,010,000	9.000%, 02/01/2031(d)	1,035,732
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(d)	39,589
	Fair Isaac Corp.
974,000	4.000%, 06/15/2028(d)	948,562
	Foundry JV Holdco LLC
200,000	5.875%, 01/25/2034(d)(m)	208,647
	KBR, Inc.
225,000	4.750%, 09/30/2028(d)	222,720
	Micron Technology, Inc.
220,000	5.875%, 09/15/2033(m)	234,010
	NetApp, Inc.
60,000	5.500%, 03/17/2032	62,481
50,000	5.700%, 03/17/2035(c)	52,313
	Oracle Corp.
25,000	4.800%, 09/26/2032	25,029
150,000	5.200%, 09/26/2035	150,842
50,000	5.875%, 09/26/2045	50,145
50,000	5.950%, 09/26/2055	49,788
	Playtika Holding Corp.
38,000	4.250%, 03/15/2029(d)	34,902
	PTC, Inc.
250,000	4.000%, 02/15/2028(d)	245,036
	Synopsys, Inc.
75,000	5.150%, 04/01/2035(c)	76,322
85,000	5.700%, 04/01/2055	85,827
	TeamSystem SpA
100,000 (EUR)	5.526%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	117,975
400,000 (EUR)	5.194%, 07/01/2032(d)(e) 3 mo. EURIBOR + 3.250%	470,441
	Twilio, Inc.
300,000	3.875%, 03/15/2031	282,256
	VC3, Inc.
31	3.500%, 10/15/2041	31
	Xerox Corp.
200,000	10.250%, 10/15/2030(d)	203,429

		8,569,016

Utilities: 3.6%
	Alexander Funding Trust II
2,110,000	7.467%, 07/31/2028(d)	2,257,511
	Atlantica Sustainable Infrastructure Ltd.
2,430,000	4.125%, 06/15/2028(d)	2,378,301
	CMS Energy Corp.
60,000	6.500%, 06/01/2055(g) 5 yr. CMT + 1.961%	62,168
	ContourGlobal Power Holdings SA
100,000 (EUR)	5.000%, 02/28/2030(d)	120,524
	Edison International
1,230,000	7.875%, 06/15/2054(c)(g) 5 yr. CMT + 3.658%	1,256,648
1,375,000	Series A 5.375%, 03/09/2026(b)(g) 5 yr. CMT + 4.698%	1,338,059

Principal Amount^		Value
Utilities (continued)
	NextEra Energy Capital Holdings, Inc.
$1,050,000	6.750%, 06/15/2054(g) 5 yr. CMT + 2.457%	$1,132,077
58,000	6.375%, 08/15/2055(g) 5 yr. CMT + 2.053%	60,274
	PacifiCorp
300,000	7.375%, 09/15/2055(g)(m) 5 yr. CMT + 3.319%	316,706
	Southern Co.
2,074,000	Series 21-A 3.750%, 09/15/2051(g) 5 yr. CMT + 2.915%	2,049,065
	Southwestern Public Service Co.
650,000	4.500%, 08/15/2041(m)	586,988
	Terraform Global Operating LP
103,000	6.125%, 03/01/2026(d)	102,001
	XPLR Infrastructure Operating Partners LP
1,905,000	8.375%, 01/15/2031(c)(d)	1,997,461

		13,657,783

TOTAL CORPORATE BONDS (Cost $187,521,501)		187,420,660

GOVERNMENT SECURITIES & AGENCY ISSUE: 0.9%
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	949,676
	U.S. Treasury Notes
300,000	4.625%, 03/15/2026(n)	301,018
500,000	4.125%, 06/15/2026(n)	501,189
400,000	4.625%, 09/15/2026(n)	403,400
500,000	4.375%, 12/15/2026(n)	504,062
500,000	4.250%, 03/15/2027(n)	504,180
400,000	4.625%, 06/15/2027(n)	406,461

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $3,573,838)		3,569,986

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	48,294

TOTAL LIMITED PARTNERSHIPS (Cost $0)		48,294

MORTGAGE-BACKED SECURITIES: 13.5%
	ACHM Trust
89,512	Series 2025-HE1-A 5.920%, 03/25/2055(d)(g)	91,097
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 7.350%, 12/18/2037(d)(e) 1 mo. USD Term SOFR + 3.214%	238,464
	ACREC LLC
150,000	Series 2025-FL3-C 6.427%, 08/18/2042(d)(e) 1 mo. USD Term SOFR + 2.291%	150,112

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Alternative Loan Trust
$45,789	Series 2003-22CB-1A1 5.750%, 12/25/2033	$46,627
178,256	Series 2004-13CB-A4 2.251%, 07/25/2034(i)(o)	133,308
28,071	Series 2004-16CB-1A1 5.500%, 07/25/2034	28,572
23,199	Series 2004-16CB-3A1 5.500%, 08/25/2034	23,578
20,507	Series 2004-J10-2CB1 6.000%, 09/25/2034	20,840
280,997	Series 2006-31CB-A7 6.000%, 11/25/2036	154,692
165,338	Series 2007-16CB-2A1 4.722%, 08/25/2037(e) 1 mo. USD Term SOFR + 0.564%	52,097
47,878	Series 2007-16CB-2A2 18.980%, 08/25/2037(e) -8.333*1 mo. USD Term SOFR + 53.629%	61,812
337,937	Series 2007-16CB-4A2 13.966%, 08/25/2037(e) -6*1 mo. USD Term SOFR + 38.913%	417,221
314,011	Series 2007-19-1A34 6.000%, 08/25/2037	145,089
875,685	Series 2007-20-A12 6.250%, 08/25/2047	469,667
91,610	Series 2007-OA4-A1 4.612%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	82,888
93,423	Series 2007-OA7-A1A 4.632%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	86,777
	American Home Mortgage Investment Trust
145,606	Series 2006-1-11A1 4.552%, 03/25/2046(e) 1 mo. USD Term SOFR + 0.394%	132,674
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 6.672%, 01/15/2037(d)(e) 30 day USD SOFR Average + 2.300%	421,275
	Atrium Hotel Portfolio Trust
860,000	Series 2025-ATRM-D 7.450%, 08/15/2042(d)(e) 1 mo. USD Term SOFR + 3.300%	861,773
	BAHA Trust
870,000	Series 2024-MAR-C 7.766%, 12/10/2041(d)(g)	908,162
	Banc of America Alternative Loan Trust
20,416	Series 2003-8-1CB1 5.500%, 10/25/2033	20,628
	Banc of America Funding Trust
16,099	Series 2005-7-3A1 5.750%, 11/25/2035	16,429

Principal Amount^		Value
$163,432	Series 2006-B-7A1 4.462%, 03/20/2036(g)	$143,345
13,025	Series 2007-4-5A1 5.500%, 11/25/2034	11,442
	Banc of America Mortgage Trust
5,115	Series 2005-A-2A1 5.111%, 02/25/2035(g)	4,992
	BCAP LLC Trust
252,711	Series 2006-AA2-A1 4.612%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	236,368
117,864	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(g)	54,552
1,590,072	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	920,466
	BDS LLC
150,000	Series 2025-FL14-C 6.026%, 10/21/2042(d)(e) 1 mo. USD Term SOFR + 1.893%	146,390
	Bear Stearns Asset-Backed Securities I Trust
268,695	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	121,575
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(g)	440,835
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 6.794%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	99,469
	BX Commercial Mortgage Trust
145,324	Series 2021-VOLT-E 6.265%, 09/15/2036(d)(e) 1 mo. USD Term SOFR + 2.114%	145,134
93,620	Series 2024-AIRC-C 6.740%, 08/15/2039(d)(e) 1 mo. USD Term SOFR + 2.590%	94,139
	BX Trust
84,000	Series 2021-MFM1-D 5.765%, 01/15/2034(d)(e) 1 mo. USD Term SOFR + 1.614%	84,010
100,000	Series 2023-DELC-B 7.489%, 05/15/2038(d)(e) 1 mo. USD Term SOFR + 3.339%	100,998
150,000	Series 2024-VLT4-D 6.590%, 06/15/2041(d)(e) 1 mo. USD Term SOFR + 2.440%	150,436
	BXHPP Trust
200,000	Series 2021-FILM-C 5.365%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	183,142
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.457%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.314%	241,527

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$100,000	Series 2020-FL3-D 7.557%, 11/15/2037(d)(e) 1 mo. USD Term SOFR + 3.414%	$97,534
	Capmark Military Housing Trust
88,843	Series 2007-AET2-A 6.063%, 10/10/2052(d)	86,374
	CD Mortgage Trust
768,123	Series 2017-CD4-XA 1.370%, 05/10/2050(g)(p)	9,846
	CFMT LLC
100,000	Series 2022-HB9-M1 3.250%, 09/25/2037(d)(g)	96,588
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.765%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 3.614%	25,063
187,584	Series 2014-FL2-COL2 8.765%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 4.614%	6,800
	Chase Mortgage Finance Trust
1,249,315	Series 2007-S3-1A15 6.000%, 05/25/2037	520,918
	CIM Trust
94,963	Series 2025-R1-A1 5.000%, 02/25/2099(d)(f)	94,531
	Citigroup Mortgage Loan Trust, Inc.
73,886	Series 2022-A-A1 9.170%, 09/25/2062(d)(f)	74,125
	CitiMortgage Alternative Loan Trust
118,286	Series 2006-A5-1A13 4.722%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.564%	90,417
1,031,360	Series 2007-A6-1A5 6.000%, 06/25/2037	907,259
	COLT Mortgage Loan Trust
135,844	Series 2025-3-A3 5.707%, 03/25/2070(d)(f)	136,413
	COMM Mortgage Trust
435,016	Series 2012-CR3-B 3.922%, 10/15/2045(d)	419,138
	Countrywide Home Loan Mortgage Pass-Through Trust
2,755	Series 2004-HYB4-2A1 5.221%, 09/20/2034(g)	2,673
114,908	Series 2007-10-A5 6.000%, 07/25/2037	49,869
	Credit Suisse First Boston Mortgage Securities Corp.
863,825	Series 2005-11-7A1 6.000%, 12/25/2035	429,199
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
24,382	Series 2003-27-4A4 5.750%, 11/25/2033	25,143
2,259,346	Series 2005-10-10A3 6.000%, 11/25/2035	490,530

Principal Amount^		Value
	Credit Suisse Mortgage-Backed Trust
$600,150	Series 2006-6-1A10 6.000%, 07/25/2036	$271,954
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	39,352
22,184	Series 2007-2-2A5 5.000%, 03/25/2037	16,883
	CSMC Trust
87,613	Series 2021-RPL4-A1 4.136%, 12/27/2060(d)(g)	87,323
	Deutsche Mortgage & Asset Receiving Corp.
1,375,980	Series 2014-RS1-1A2 6.500%, 07/27/2037(d)(g)	1,126,438
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
56,531	Series 2006-PR1-3A1 6.154%, 04/15/2036(d)(e) -1.4*1 mo. USD Term SOFR + 11.964%	52,204
	DSLA Mortgage Loan Trust
82,989	Series 2005-AR5-2A1A 4.908%, 09/19/2045(e) 1 mo. USD Term SOFR + 0.774%	43,450
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,353,749	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(g)(p)	77,840
	Federal Home Loan Mortgage Corp. REMICS
46,891	Series 3641-TB 4.500%, 03/15/2040	46,820
14,996	Series 3946-SM 1.240%, 10/15/2041(e) -3*30 day USD SOFR Average + 14.357%	12,746
200,285	Series 3972-AZ 3.500%, 12/15/2041	188,923
1,358,240	Series 4239-OU 2.159%, 07/15/2043(i)(o)	821,532
	Federal National Mortgage Association
20,839,663	Series 2019-M25-X 0.203%, 11/25/2029(g)(p)	94,066
23,026,590	Series 2019-M5-X 0.611%, 02/25/2029(g)(p)	256,440
23,057,956	Series 2021-M23-X1 0.597%, 11/01/2031(g)(p)	309,433
	Federal National Mortgage Association REMICS
89,243	Series 2003-84-PZ 5.000%, 09/25/2033	91,158
6,420	Series 2011-110-LS 1.160%, 11/25/2041(e) -2*30 day USD SOFR Average + 9.871%	5,382
56,525	Series 2011-111-VZ 4.000%, 11/25/2041	54,688
233,458	Series 2011-141-PZ 4.000%, 01/25/2042	226,131
16,878,533	Series 2019-M12-X 0.676%, 06/25/2029(g)(p)	284,312

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$7,148,665	Series 2019-M24-2XA 1.275%, 03/25/2031(g)(p)	$321,038
19,510,582	Series 2019-M7-X 0.444%, 04/25/2029(g)(p)	191,094
26,523,860	Series 2020-M10-X4 0.987%, 07/25/2032(g)(p)	973,195
15,449,147	Series 2020-M10-X9 0.868%, 12/25/2027(g)(p)	82,916
6,744,719	Series 2020-M13-X2 1.328%, 09/25/2030(g)(p)	231,558
67,855,000	Series 2022-M4-X2 0.259%, 05/25/2030(g)(p)	497,574
	Federal National Mortgage Association-Aces
120,674,692	Series 2021-M17-X 0.128%, 07/25/2031(g)(p)	381,175
	Federal National Mortgage Association-ACES
13,236,948	Series 2021-M21-X 0.795%, 03/25/2028(g)(p)	120,700
	First Horizon Alternative Mortgage Securities Trust
202,408	Series 2007-FA4-1A7 6.000%, 08/25/2037	66,183
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,625,616	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(g)(p)	159,924
4,010,477	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(g)(p)	196,760
	FREMF Mortgage Trust
3,747,222	Series 2025-K170-D 2.411%, 02/25/2063(d)(i)(o)	1,602,795
61,062,887	Series 2025-K170-X2A 0.100%, 02/25/2063(d)(p)	375,375
13,864,625	Series 2025-K170-X2B 0.100%, 02/25/2063(d)(p)	87,742
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 6.761%, 11/16/2036(d)(e) 1 mo. USD Term SOFR + 2.614%	274,393
100,000	Series 2025-FL10-C 6.280%, 08/19/2042(d)(e) 1 mo. USD Term SOFR + 2.146%	98,868
	GCAT Trust
22,239	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(g)	21,699
74,228	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	74,009
108,256	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	108,246
60,597	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	61,353
272,479	Series 2025-NQM1-A3 5.829%, 11/25/2069(d)(f)	274,876
	Government National Mortgage Association
167,822	Series 2011-45-GZ 4.500%, 03/20/2041	168,716
51,227	Series 2011-69-OC 0.573%, 05/20/2041(i)(o)	41,233

Principal Amount^		Value
$5,345,236	Series 2019-H10-BI 1.197%, 06/20/2069(g)(p)	$280,140
9,422,186	Series 2020-H11-HI 1.412%, 06/20/2070(g)(p)	699,590
9,488,903	Series 2020-H18-AI 1.707%, 09/20/2070(g)(p)	601,020
6,680,799	Series 2020-H19-BI 1.793%, 11/20/2070(g)(p)	512,065
8,941,444	Series 2021-52-IO 0.722%, 04/16/2063(g)(p)	461,976
6,479,625	Series 2021-94-IO 0.833%, 02/16/2063(g)(p)	388,736
40,033,135	Series 2021-H08-QI 0.071%, 05/20/2071(g)(p)	1,177,427
14,375,557	Series 2021-H19-AI 0.886%, 11/20/2071(g)(p)	945,240
	GS Mortgage Securities Corp. Trust
230,536	Series 2020-DUNE-E 6.920%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	223,719
	GSR Mortgage Loan Trust
25,510	Series 2005-4F-6A1 6.500%, 02/25/2035	25,036
492,839	Series 2005-9F-2A1 6.000%, 01/25/2036	215,774
41,171	Series 2005-AR6-4A5 5.381%, 09/25/2035(g)	37,592
	HarborView Mortgage Loan Trust
145,093	Series 2004-11-2A2A 4.888%, 01/19/2035(e) 1 mo. USD Term SOFR + 0.754%	116,945
155,976	Series 2006-12-2A2A 4.628%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	137,926
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 6.611%, 06/16/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	349,474
	HOMES Trust
127,721	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(f)	128,615
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.120%, 11/25/2056(d)(g)	1,503,369
	IndyMac INDX Mortgage Loan Trust
94,080	Series 2004-AR7-A5 5.492%, 09/25/2034(e) 1 mo. USD Term SOFR + 1.334%	75,890
157,581	Series 2005-AR11-A3 3.686%, 08/25/2035(g)	116,646
772,043	Series 2007-AR5-2A1 3.338%, 05/25/2037(g)	620,539
	JP Morgan Chase Commercial Mortgage Securities Trust
110,228	Series 2012-LC9-C 3.689%, 12/15/2047(d)(g)	107,285
1,308,105	Series 2016-JP2-XA 1.968%, 08/15/2049(g)(p)	5,085

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(g)(p)	$7,170
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	214,839
224,000	Series 2019-UES-D 4.601%, 05/05/2032(d)(g)	218,975
261,000	Series 2019-UES-E 4.601%, 05/05/2032(d)(g)	253,465
274,000	Series 2019-UES-F 4.601%, 05/05/2032(d)(g)	265,678
299,000	Series 2019-UES-G 4.601%, 05/05/2032(d)(g)	283,099
	JP Morgan Mortgage Trust
144,341	Series 2004-S1-2A1 6.000%, 09/25/2034	151,226
4,427	Series 2007-A1-4A2 6.193%, 07/25/2035(a)(g)	4,446
524,360	Series 2007-S3-1A97 6.000%, 08/25/2037	222,814
	JPMDB Commercial Mortgage Securities Trust
169,790	Series 2017-C5-XA 0.990%, 03/15/2050(g)(p)	1,232
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.557%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	98,022
	Legacy Mortgage Asset Trust
550,164	Series 2021-GS2-A1 5.750%, 04/25/2061(d)(f)	550,154
164,076	Series 2021-GS3-A1 5.750%, 07/25/2061(d)(f)	164,185
	Lehman Mortgage Trust
460,990	Series 2006-2-2A3 5.750%, 04/25/2036	464,901
671,975	Series 2007-1-1A2 5.750%, 02/25/2037	680,615
	Lehman XS Trust
63,735	Series 2006-2N-1A1 4.792%, 02/25/2046(e) 1 mo. USD Term SOFR + 0.634%	57,489
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 6.284%, 08/17/2042(d)(e) 1 mo. USD Term SOFR + 2.141%	99,351
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 7.481%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	200,003
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.615%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	248,783
100,000	Series 2021-CRE5-D 7.265%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	99,347

Principal Amount^		Value
$100,000	Series 2021-CRE6-D 7.115%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	$99,023
	LSTAR Securities Investment Ltd.
185,955	Series 2024-1-A 7.415%, 01/01/2029(d)(e) 30 day USD SOFR Average + 3.100%	188,302
	Master Alternative Loan Trust
10,675	Series 2003-9-4A1 5.250%, 11/25/2033	10,752
7,309	Series 2004-5-1A1 5.500%, 06/25/2034	7,382
8,591	Series 2004-5-2A1 6.000%, 06/25/2034	8,823
44,133	Series 2004-8-2A1 6.000%, 09/25/2034	44,449
	Merrill Lynch Mortgage Investors Trust
809	Series 2006-2-2A 5.969%, 05/25/2036(g)	793
	Metis Issuer 1 LLC
250,000	6.892%, 05/15/2055	246,264
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(g)	257,156
	Mill City Securities Ltd.
135,350	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(f)	129,350
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	142,496
74,883	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(f)	71,558
	Morgan Stanley Mortgage Loan Trust
204,401	Series 2006-7-3A 5.100%, 06/25/2036(g)	108,151
222,029	Series 2007-13-6A1 6.000%, 10/25/2037	114,228
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(d)(g)	1,897,352
275,257	Series 2025-NQM3-A3 5.985%, 05/25/2065(d)(f)	278,621
	OBX Trust
66,891	Series 2022-NQM9-A3 6.450%, 09/25/2062(d)(f)	66,753
500,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(g)	506,874
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(g)	151,524
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	101,019
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(g)	152,548
99,393	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	100,632
	PFP Ltd.
99,553	Series 2024-11-B 6.708%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	99,575

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Prime Mortgage Trust
$543,460	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	$511,760
	PRPM LLC
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(f)	477,968
559,087	Series 2025-2-A1 6.469%, 05/25/2030(d)(f)	561,552
	Residential Accredit Loans, Inc.
197,764	Series 2006-QS17-A5 6.000%, 12/25/2036	165,882
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.632%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	77,977
215,334	Series 2006-QS7-A3 6.000%, 06/25/2036	172,861
272,421	Series 2007-QS1-2A10 6.000%, 01/25/2037	208,731
238,192	Series 2007-QS8-A8 6.000%, 06/25/2037	191,737
	Residential Asset Securitization Trust
227,960	Series 2007-A1-A8 6.000%, 03/25/2037	69,768
	Residential Funding Mtg Sec I Trust
240,223	Series 2006-S4-A5 6.000%, 04/25/2036	194,495
	Starwood Ltd.
200,000	Series 2021-FL2-C 6.350%, 04/18/2038(d)(e) 1 mo. USD Term SOFR + 2.214%	199,133
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 7.500%, 11/15/2027(a)(d)(e)	253
980,000	Series 2014-STAR-D 7.500%, 11/15/2027(a)(d)(e)	757
950,000	Series 2014-STAR-E 7.500%, 11/15/2027(a)(d)(e)	661
	Structured Adjustable Rate Mortgage Loan Trust
421,374	Series 2005-14-A1 4.582%, 07/25/2035(e) 1 mo. USD Term SOFR + 0.424%	250,140
348,128	Series 2008-1-A2 4.531%, 10/25/2037(g)	268,272
	Structured Asset Securities Corp.
4,072,658	Series 2007-4-1A3 1.978%, 03/28/2045(d)(e)(p) -1*1 mo. USD Term SOFR + 6.136%	257,401
	STWD Ltd.
100,000	Series 2022-FL3-D 7.122%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	98,528
	Towd Point Revolving Trust
91,073	1.000%, 11/01/2069(g)	91,324

Principal Amount^		Value
	TRTX Issuer Ltd.
$320,000	Series 2021-FL4-C 6.657%, 03/15/2038(d)(e) 1 mo. USD Term SOFR + 2.514%	$318,490
150,000	Series 2025-FL6-B 6.182%, 09/18/2042(d)(e) 1 mo. USD Term SOFR + 2.046%	149,944
	Uniform Mortgage-Backed Security, TBA
610,000	5.500%(q)	614,891
670,000	6.000%(q)	684,380
490,000	6.000%(q)	500,192
2,830,000	3.000%(q)	2,488,217
713,000	5.000%(q)	706,651
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(g)	1,466,919
137,461	Series 2025-2-A3 5.662%, 03/25/2070(d)(f)	138,009
	Vista Point Securitization Trust
89,014	Series 2025-CES1-A1 5.812%, 04/25/2055(d)(f)	89,673
	Washington Mutual Mortgage Pass-Through Certificates Trust
308,239	Series 2006-5-1A5 6.000%, 07/25/2036	250,149
352,323	Series 2006-8-A6 4.118%, 10/25/2036(f)	118,187
	Wells Fargo Alternative Loan Trust
58,035	Series 2007-PA2-3A1 4.622%, 06/25/2037(e) 1 mo. USD Term SOFR + 0.464%	42,047
	Wells Fargo Commercial Mortgage Trust
22,350	Series 2013-LC12-B 3.913%, 07/15/2046(g)	21,752
838,159	Series 2016-BNK1-XA 1.829%, 08/15/2049(g)(p)	6,173
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	127,183
	Wells Fargo Mortgage-Backed Securities Trust
32,321	Series 2006-AR19-A1 6.814%, 12/25/2036(g)	31,572

TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,166,403)		51,176,656

MUNICIPAL BONDS: 0.0%
Indiana: 0.0%
	County of Knox
5,000	Series B 5.900%, 04/01/2034	5,006

TOTAL MUNICIPAL BONDS (Cost $4,769)		5,006

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 3.9%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 2.8%
10,688,045	State Street Navigator Securities Lending Government Money Market Portfolio, 4.180%(r)(s)	$10,688,045

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $10,688,045)		10,688,045

MONEY MARKET FUNDS: 0.2%
616,505	State Street Institutional Treasury Money Market Fund - Premier Class, 4.244%(s)	616,505

TOTAL MONEY MARKET FUNDS (Cost $616,505)		616,505

Principal Amount^
REPURCHASE AGREEMENTS: 0.8%
$2,842,469	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $2,569,100, U.S. Treasury Inflation Indexed Notes, 0.125%, due 04/15/2027, value $2,899,588] (proceeds $2,842,569)	2,842,469

TOTAL REPURCHASE AGREEMENTS (Cost $2,842,469)		2,842,469

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
425,000	3.582%, 10/09/2025(i)(n)(t)	424,618

TOTAL TREASURY BILLS (Cost $424,619)		424,618

TOTAL SHORT-TERM INVESTMENTS (Cost $14,571,638)		14,571,637

TOTAL PURCHASED OPTIONS (Cost $272,548): 0.0%		105,792

TOTAL INVESTMENTS (Cost: $418,249,718): 106.0%		400,603,888

Liabilities in Excess of Other Assets: (6.0)%		(22,757,356)

NET ASSETS: 100.0%		$377,846,532

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind

REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Floating Interest Rate at September 30, 2025.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2025.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2025.
(h)	Security is not accruing interest.
(i)	The rate shown represents yield-to-maturity.
(j)	Security is currently in default and/or non-income producing.
(k)	Pay-in-kind security.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(m)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of September 30, 2025 , the market value of securities pledged amounted to $12,707,631.
(n)	Securities with an aggregate fair value of $1,736,125 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(r)	Represents security purchased with cash collateral received for securities on loan.
(s)	The rate disclosed is the 7 day net yield as of September 30, 2025.
(t)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

UNFUNDED LOAN COMMITMENTS — At September 30, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Oil Changer Holding Corp., 6.750%, 02/8/2027	$8,939	$8,872	$(67)
Lealand Finance Co. BV, 0.500%, 06/30/2027	953,779	524,578	(429,201)
Lealand Finance Co. BV 2, 0.500%, 06/30/2027	36,230	20,651	(15,579)
Azuria Water Solutions, Inc., 1.000%, 05/17/2028	20,130	20,180	50
Power Services Holding Co., 1.000%, 11/22/2028	32,132	32,052	(80)
Finastra USA, Inc., 0.500%, 09/13/2029	10,000	10,067	67
Capstone Acquisition Holdings, Inc., 1.000%, 11/13/2029	12,075	—	(12,075)
GrafTech Finance, Inc., 3.750%, 12/21/2029	24,381	24,918	537
PowerGrid Services LLC, 0.500%, 07/1/2030	120,000	111,600	(8,400)
MB2 Dental Solutions LLC, 0.500%, 02/13/2031	10,000	8,750	(1,250)
MB2 Dental Solutions LLC , 1.000%, 02/13/2031	18,182	18,182	—
PowerGrid Services LLC, 8.752%, 07/1/2031	52,063	52,063	—
Chrysaor Bidco SARL, 3.000%, 10/30/2031	6,886	6,924	38
Amspec Parent LLC, 1.000%, 12/22/2031	28,000	28,188	188
Secretariat Advisors LLC, 4.000%, 02/28/2032	10,753	10,786	33
Citrin Cooperman Advisors LLC, 1.000%, 04/1/2032	9,091	9,064	(27)
Cliffwater LLC, 0.500%, 04/22/2032	10,000	9,200	(800)
Curriculum Associates LLC, 0.000%, 05/7/2032	124,842	124,842	—

TOTAL		$1,020,917	$(466,566)

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$405,913,646

Gross unrealized appreciation	12,372,241
Gross unrealized depreciation	(44,804,018)

Net unrealized depreciation	$(32,431,777)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT September 30, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
Put
EUR Put USD Call	Bank of America N.A.	$1.01	11/24/2025	641,000	$641,000	$1	$9,457	$(9,456)
EUR Put USD Call	Bank of America N.A.	1.01	11/24/2025	641,000	641,000	1	9,133	(9,132)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	192,000	192,000	1	2,465	(2,464)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	449,000	449,000	2	5,626	(5,624)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	232,000	232,000	1	2,954	(2,953)
EUR Put USD Call	Bank of America N.A.	1.12	1/13/2026	1,778,000	1,778,000	3,090	9,308	(6,218)
EUR Put USD Call	Bank of America N.A.	1.12	1/14/2026	1,556,000	1,556,000	2,748	8,521	(5,773)
EUR Put USD Call	Bank of America N.A.	1.12	1/14/2026	1,556,000	1,556,000	2,748	8,596	(5,848)
EUR Put USD Call	Bank of America N.A.	1.12	1/16/2026	1,989,000	1,989,000	3,637	11,173	(7,536)
EUR Put USD Call	BNP Paribas SA	1.01	11/26/2025	38,000	38,000	—	500	(500)
EUR Put USD Call	Goldman Sachs & Co.	1.12	1/14/2026	881,000	881,000	1,556	5,095	(3,539)
USD Put JPY Call	Bank of America N.A.	140.00	4/1/2026	33,000	33,000	415	868	(453)
USD Put JPY Call	Goldman Sachs & Co.	140.00	11/19/2025	1,580,000	1,580,000	3,162	37,542	(34,380)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	187,000	187,000	2,351	5,105	(2,754)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	150,000	150,000	1,886	3,963	(2,077)
USD Put JPY Call	Goldman Sachs & Co.	123.50	5/20/2026	181,000	181,000	5,515	18,154	(12,639)
USD Put JPY Call	JPMorgan Chase Bank N.A.	123.50	5/20/2026	45,000	45,000	1,371	4,488	(3,117)

Total						28,485	142,948	(114,463)

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @3.500%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	3,595,000	$3,595,000	$25,769	$43,140	$(17,371)
USD - Secured Overnight Financing Rate (SOFR) strike @3.500%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	3,595,000	3,595,000	25,769	43,140	(17,371)
USD - Secured Overnight Financing Rate (SOFR) strike @3.500%, terminating 2/13/26	Toronto- Dominion Bank	Pay	2/13/2026	3,595,000	3,595,000	25,769	43,319	(17,550)

Total						77,307	129,599	(52,292)

Total Purchased Options						$105,792	$272,547	$(166,755)

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

REVERSE REPURCHASE AGREEMENTS at September 30, 2025 (Unaudited)

Principal Amount		Value
$(1,559,938)	Royal Bank of Canada 4.300%, trade date 9/25/2025, due 09/25/2026 , repurchase amount $1,559,938	$(1,559,938)
(553,312)	Bank of America N.A. 4.600%, trade date 7/11/2025, due 07/11/2026 , repurchase amount $553,312	(553,312)
(258,437)	Bank of America N.A. 4.350%, trade date 9/25/2025, due 09/25/2026 , repurchase amount $258,437	(258,437)
(152,062)	Toronto Dominion Securities, Inc. 4.600%, trade date 7/21/2025, due 07/21/2026 , repurchase amount $152,062	(152,062)
(5,019,345)	Toronto Dominion Securities, Inc. 4.350%, trade date 9/18/2025, due 09/20/2027 , repurchase amount $5,019,345	(5,019,345)
(1,104,481)	Toronto Dominion Securities, Inc. 4.300%, trade date 9/25/2025, due 09/25/2026 , repurchase amount $1,104,481	(1,104,481)
(1,835,038)	Toronto Dominion Securities, Inc. 4.330%, trade date 9/25/2025, due 09/25/2026 , repurchase amount $1,835,038	(1,835,038)
(131,800)	Toronto Dominion Securities, Inc. 4.340%, trade date 9/25/2025, due 09/25/2026 , repurchase amount $131,800	(131,800)
(1,457,837)	Toronto Dominion Securities, Inc. 4.350%, trade date 9/18/2025, due 09/19/2026 , repurchase amount $1,457,837	(1,457,837)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $12,072,250)		$(12,072,250)

Securities pledged as collateral against open reverese repurchase agreements are noted in the Schedule of Investments.

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2025 (Unaudited)

At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2025	Fund Delivering	U.S. $ Value at September 30, 2025	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc	10/15/2025	USD	$9,408	EUR	$9,396	$12	$—
	10/15/2025	USD	11,674	EUR	11,745	—	(71)
	10/17/2025	USD	563,708	GBP	557,931	5,777	—
Morgan Stanley & Co.	10/15/2025	USD	22,307	EUR	22,315	—	(8)
	10/17/2025	USD	74,608	CAD	73,993	615	—
Nomura Global Financial Products, Inc.	10/17/2025	USD	6,483,571	EUR	6,476,869	6,702	—

			$7,165,276		$7,152,249	$13,106	$(79)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury 10-Year Note Futures	30	$3,361,014	$3,375,000	12/19/2025	$13,986
U.S. Treasury 2-Year Note Futures	62	12,900,025	12,920,703	12/31/2025	20,678

Total Long					$34,664

Total Futures Contracts					$34,664

a)	Goldman Sachs & Co. is the counterparty for Open Futures Contractors held by the Fund at September 30, 2025

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN SWAPS AT September 30, 2025 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 10,000,000	5/02/2028	1 Day SOFR + 0.000%	3.307%	Annually	$13,570	$75	$13,495
$ 6,300,000	4/23/2035	1 Day SOFR + 0.000%	3.849	Annually	(107,887)	320	(108,207)
$ 10,000,000	5/02/2035	1 Day SOFR + 0.000%	3.651	Annually	(10,290)	230	(10,520)
$ 2,850,000	5/09/2040	1 Day SOFR + 0.000%	3.914	Annually	(16,052)	292	(16,344)

					$(120,659)	$917	$(121,576)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 44 V1 5.000%, 6/20/2030	6/20/2030	(5.000%)	3.028%	$(2,000,000)	Quarterly	$(159,390)	$(151,470)	$(7,920)
CDX North America High Yield Index Series 45 V1 1.000%, 12/20/2030	12/20/2030	(1.000%)	0.525%	(4,000,000)	Quarterly	(90,632)	(91,364)	732

Total Buy Protection						$(250,022)	$(242,834)	$(7,188)

Total						$(250,022)	$(242,834)	$(7,188)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 44 and 45.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 V1 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	1.054%	$(230,000)	Quarterly	$(35,447)	$(34,690)	$(757)
CDX North America High Yield Index Series 43 V2 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	2.747%	(230,000)	Quarterly	(19,404)	(14,589)	(4,815)

Total Buy Protection							$(54,851)	$(49,279)	$(5,572)

Total							$(54,851)	$(49,279)	$(5,572)

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT September 30, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
Put
USD Put JPY Call	Goldman Sachs & Co.	$130.00	11/19/2025	(1,580,000)	$(1,580,000)	$(201)	$(12,571)	$12,370
INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	6,465.00	10/10/2025	(4)	2,675,384	(3,704)	(11,916)	8,212
S&P 500 Index	UBS Securities LLC	6,455.00	10/17/2025	(3)	2,006,538	(5,910)	(11,047)	5,137
S&P 500 Index	UBS Securities LLC	6,465.00	10/17/2025	(4)	2,675,384	(8,600)	(10,346)	1,746
S&P 500 Index	UBS Securities LLC	6,460.00	10/24/2025	(3)	2,006,538	(9,150)	(9,467)	317
S&P 500 Index	UBS Securities LLC	6,500.00	10/24/2025	(4)	2,675,384	(13,196)	(17,666)	4,470
S&P 500 Index	UBS Securities LLC	6,465.00	10/31/2025	(6)	4,013,076	(25,860)	(26,713)	853
S&P 500 Index	UBS Securities LLC	6,505.00	10/31/2025	(1)	668,846	(4,935)	(5,609)	674
S&P 500 Index	UBS Securities LLC	6,460.00	11/7/2025	(1)	668,846	(5,105)	(5,249)	144

Total						(76,460)	(98,013)	21,553

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	BNP Paribas SA	Receive	8/13/2026	(1,295,000)	$(1,295,000)	$(2,027)	$(4,209)	$2,182
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	Morgan Stanley & Co.	Receive	8/13/2026	(1,295,000)	(1,295,000)	(3,055)	(4,144)	1,089
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	BNP Paribas SA	Receive	8/14/2026	(1,480,000)	(1,480,000)	(2,517)	(4,736)	2,219
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	Toronto-Dominion Bank	Receive	8/14/2026	(1,480,000)	(1,480,000)	(3,782)	(4,803)	1,021
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	Barclays Capital, Inc.	Receive	8/19/2026	(925,000)	(925,000)	(2,502)	(2,960)	458
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	BNP Paribas SA	Receive	8/19/2026	(925,000)	(925,000)	(2,502)	(2,960)	458

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2025 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
USD - Secured Overnight Financing Rate (SOFR) strike @2.852%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(925,000)	$(925,000)	$(2,081)	$(3,515)	$1,434
USD - Secured Overnight Financing Rate (SOFR) strike @2.853%, terminating 2/13/26	Morgan Stanley & Co.	Receive	2/13/2026	(925,000)	(925,000)	(1,058)	(3,515)	2,457
USD - Secured Overnight Financing Rate (SOFR) strike @2.860%, terminating 2/13/26	Morgan Stanley & Co.	Receive	2/13/2026	(925,000)	(925,000)	(1,080)	(3,515)	2,435
USD - Secured Overnight Financing Rate (SOFR) strike @2.890%, terminating 2/20/26	BNP Paribas SA	Receive	2/20/2026	(925,000)	(925,000)	(2,463)	(3,182)	719
USD - Secured Overnight Financing Rate (SOFR) strike @2.925%, terminating 2/19/26	Barclays Capital, Inc.	Receive	2/19/2026	(925,000)	(925,000)	(1,400)	(3,238)	1,838
USD - Secured Overnight Financing Rate (SOFR) strike @2.929%, terminating 2/19/26	Toronto-Dominion Bank	Receive	2/19/2026	(925,000)	(925,000)	(1,417)	(3,168)	1,751
USD - Secured Overnight Financing Rate (SOFR) strike @2.940%, terminating 2/18/26	BNP Paribas SA	Receive	2/18/2026	(925,000)	(925,000)	(1,451)	(3,238)	1,787
USD - Secured Overnight Financing Rate (SOFR) strike @2.940%, terminating 2/18/26	Toronto-Dominion Bank	Receive	2/18/2026	(925,000)	(925,000)	(1,451)	(3,191)	1,740
USD - Secured Overnight Financing Rate (SOFR) strike @3.000%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(3,595,000)	(3,595,000)	(6,342)	(19,916)	13,574
USD - Secured Overnight Financing Rate (SOFR) strike @3.000%, terminating 2/13/26	BNP Paribas SA	Receive	2/13/2026	(3,595,000)	(3,595,000)	(6,342)	(19,862)	13,520
USD - Secured Overnight Financing Rate (SOFR) strike @3.000%, terminating 2/13/26	Toronto-Dominion Bank	Receive	2/13/2026	(3,595,000)	(3,595,000)	(6,342)	(19,952)	13,610
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	BNP Paribas SA	Pay	8/13/2026	(1,295,000)	(1,295,000)	(5,136)	(3,885)	(1,251)
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	Morgan Stanley & Co.	Pay	8/13/2026	(1,295,000)	(1,295,000)	(3,192)	(4,015)	823

iMGP Low Duration Income Fund (formerly iMGP High Income Fund)

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2025 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	BNP Paribas SA	Pay	8/14/2026	(1,480,000)	$(1,480,000)	$(3,336)	$(4,403)	$1,067
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	Toronto-Dominion Bank	Pay	8/14/2026	(1,480,000)	(1,480,000)	(3,336)	(4,366)	1,030
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	Barclays Capital, Inc.	Pay	8/19/2026	(925,000)	(925,000)	(3,261)	(2,706)	(555)
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	BNP Paribas SA	Pay	8/19/2026	(925,000)	(925,000)	(2,020)	(2,682)	662
USD - Secured Overnight Financing Rate (SOFR) strike @3.852%, terminating 2/13/26	BNP Paribas SA	Pay	2/13/2026	(925,000)	(925,000)	(3,983)	(3,145)	(838)
USD - Secured Overnight Financing Rate (SOFR) strike @3.853%, terminating 2/13/26	Morgan Stanley & Co.	Pay	2/13/2026	(925,000)	(925,000)	(3,971)	(3,145)	(826)
USD - Secured Overnight Financing Rate (SOFR) strike @3.860%, terminating 2/13/26	Morgan Stanley & Co.	Pay	2/13/2026	(925,000)	(925,000)	(3,885)	(3,154)	(731)
USD - Secured Overnight Financing Rate (SOFR) strike @3.925%, terminating 2/19/26	Barclays Capital, Inc.	Pay	2/19/2026	(925,000)	(925,000)	(3,316)	(2,844)	(472)
USD - Secured Overnight Financing Rate (SOFR) strike @3.929%, terminating 2/19/26	Toronto-Dominion Bank	Pay	2/19/2026	(925,000)	(925,000)	(1,523)	(2,914)	1,391
USD - Secured Overnight Financing Rate (SOFR) strike @3.940%, terminating 2/18/26	BNP Paribas SA	Pay	2/18/2026	(925,000)	(925,000)	(1,448)	(2,914)	1,466
USD - Secured Overnight Financing Rate (SOFR) strike @3.940%, terminating 2/18/26	Toronto-Dominion Bank	Pay	2/18/2026	(925,000)	(925,000)	(3,126)	(2,960)	(166)

Total						(89,345)	(153,237)	63,892

Total Written Options						$(166,006)	$(263,821)	$97,815

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 91.8%
Basic Materials: 4.1%
	Olin Corp.
$8,188,000	5.625%, 08/01/2029	$8,219,573
1,199,000	5.000%, 02/01/2030(a)	1,171,322
	Steel Dynamics, Inc.
6,743,000	5.000%, 12/15/2026	6,745,030
2,740,000	3.450%, 04/15/2030	2,640,068

		18,775,993

Communications: 9.0%
	AT&T, Inc.
10,698,000	2.550%, 12/01/2033	9,114,084
	Expedia Group, Inc.
7,223,000	4.625%, 08/01/2027	7,275,562
1,217,000	3.800%, 02/15/2028	1,206,856
	Motorola Solutions, Inc.
7,955,000	5.600%, 06/01/2032	8,377,424
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(b)	7,774,402
	Verizon Communications, Inc.
7,564,000	4.329%, 09/21/2028	7,619,985

		41,368,313

Consumer, Cyclical: 17.0%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(b)	7,536,785
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
10,806,000	5.125%, 04/15/2029(b)	9,418,441
	Dick’s Sporting Goods, Inc.
8,113,000	3.150%, 01/15/2032	7,437,183
	Genuine Parts Co.
6,789,000	6.500%, 11/01/2028	7,213,124
	LKQ Corp.
7,810,000	6.250%, 06/15/2033(a)	8,339,008
	Lowe’s Cos., Inc.
8,000,000	3.650%, 04/05/2029	7,865,535
	Marriott International, Inc.
8,110,000	4.625%, 06/15/2030	8,197,673
	RB Global Holdings, Inc.
5,815,000	6.750%, 03/15/2028(b)	5,948,472
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(b)	8,161,587
	Yum! Brands, Inc.
7,936,000	5.375%, 04/01/2032	7,978,997

		78,096,805

Consumer, Non-cyclical: 22.6%
	Altria Group, Inc.
7,693,000	6.875%, 11/01/2033	8,699,305
	BAT Capital Corp.
1,386,000	2.726%, 03/25/2031	1,268,201
7,422,000	6.421%, 08/02/2033	8,151,633
	Block Financial LLC
7,843,000	2.500%, 07/15/2028	7,442,464
1,874,000	3.875%, 08/15/2030	1,806,334
	Conagra Brands, Inc.
7,993,000	4.850%, 11/01/2028	8,082,705
1,183,000	5.000%, 08/01/2030	1,195,456
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(b)	7,815,953
1,727,000	6.750%, 07/15/2033(b)	1,782,383

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Global Payments, Inc.
$8,351,000	5.400%, 08/15/2032	$8,547,641
	HCA, Inc.
7,091,000	5.375%, 09/01/2026	7,125,162
	IQVIA, Inc.
8,187,000	6.250%, 06/01/2032(b)	8,430,833
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,371,393
	Philip Morris International, Inc.
1,993,000	5.625%, 11/17/2029	2,098,169
7,024,000	5.375%, 02/15/2033	7,334,633
	Quanta Services, Inc.
9,677,000	2.900%, 10/01/2030	9,045,669
	Tenet Healthcare Corp.
7,638,000	6.125%, 10/01/2028	7,650,918

		103,848,852

Financial: 7.7%
	American Tower Corp.
7,356,000	3.375%, 10/15/2026	7,303,563
2,002,000	2.900%, 01/15/2030	1,888,059
	Brown & Brown, Inc.
8,636,000	5.250%, 06/23/2032	8,863,195
	Crown Castle, Inc.
6,986,000	5.800%, 03/01/2034	7,354,968
1,216,000	5.200%, 09/01/2034(a)	1,229,511
	Willis North America, Inc.
8,555,000	5.350%, 05/15/2033	8,868,101

		35,507,397

Industrial: 18.4%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,398,209
	Carlisle Cos., Inc.
7,392,000	3.750%, 12/01/2027	7,338,000
2,171,000	2.750%, 03/01/2030	2,035,625
	Eagle Materials, Inc.
8,271,000	2.500%, 07/01/2031	7,466,662
	Flex Ltd.
7,333,000	4.875%, 05/12/2030	7,408,794
1,243,000	5.250%, 01/15/2032	1,275,242
	Fortune Brands Innovations, Inc.
3,982,000	3.250%, 09/15/2029	3,813,082
5,173,000	5.875%, 06/01/2033	5,487,761
	Sealed Air Corp.
8,623,000	6.500%, 07/15/2032(a)(b)	8,937,757
	Teledyne Technologies, Inc.
9,487,000	2.750%, 04/01/2031	8,721,153
	TransDigm, Inc.
7,482,000	6.875%, 12/15/2030(b)	7,759,181
	Trimble, Inc.
7,881,000	6.100%, 03/15/2033	8,489,621
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,381,172

		84,512,259

Technology: 13.0%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,796,528
3,617,000	4.150%, 11/15/2030	3,604,691
1,617,000	4.300%, 11/15/2032	1,597,237
	CA, Inc.
231,000	4.700%, 03/15/2027	231,781

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	CDW LLC/CDW Finance Corp.
$9,412,000	3.569%, 12/01/2031	$8,790,990
	Fiserv, Inc.
9,384,000	3.500%, 07/01/2029	9,124,078
	HP, Inc.
7,613,000	5.500%, 01/15/2033(a)	7,889,938
	NetApp, Inc.
8,322,000	5.700%, 03/17/2035(a)	8,706,987
	Oracle Corp.
9,049,000	2.950%, 04/01/2030	8,530,136
	Qorvo, Inc.
8,673,000	4.375%, 10/15/2029	8,512,555

		59,784,921

TOTAL CORPORATE BONDS (Cost $413,754,262)		421,894,540

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.1%
	U.S. Treasury Notes
23,275,000	4.125%, 01/31/2027	23,406,831

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $23,329,075)		23,406,831

Shares
SHORT-TERM INVESTMENTS: 2.0%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 2.0%
9,263,480	State Street Navigator Securities Lending Government Money Market Portfolio, 4.180%(c)(d)	9,263,480

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $9,263,480)		9,263,480

TOTAL SHORT-TERM INVESTMENTS (Cost $9,263,480)		9,263,480

TOTAL INVESTMENTS (Cost: $446,346,817): 98.9%		454,564,851

Other Assets in Excess of Liabilities: 1.1%		5,104,902

NET ASSETS: 100.0%		$459,669,753

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security, or portion thereof, is out on loan.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of September 30, 2025.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$446,346,817

Gross unrealized appreciation	8,919,609
Gross unrealized depreciation	(701,575)

Net unrealized appreciation	$8,218,034

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Principal Amount^		Value
MUNICIPAL BONDS: 97.9%
Alabama: 4.4%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$50,131
	Black Belt Energy Gas District
335,000	Series A-1 4.000%, 12/01/2049	336,130
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,640
	Lower Alabama Gas District
405,000	4.000%, 12/01/2050	405,836

		802,737

California: 3.1%
	California State Public Works Board
100,000	Series A 5.000%, 04/01/2043	107,876
100,000	Series A 5.000%, 04/01/2044	107,110
	Los Angeles Department of Water & Power
50,000	Series D 5.000%, 07/01/2039	51,054
150,000	Series D 5.000%, 07/01/2043	157,297
	Los Angeles Department of Water & Power Water System Revenue
115,000	Series B 5.000%, 07/01/2035	115,369
15,000	Series D 5.000%, 07/01/2043	15,666

		554,372

Colorado: 0.8%
	Colorado Health Facilities Authority
145,000	Series A-2 5.000%, 08/01/2044	146,329

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	82,606
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	43,578

		126,184

Florida: 13.0%
	Alachua County Health Facilities Authority
50,000	Series A 5.000%, 12/01/2044	50,008
	Florida Municipal Loan Council
200,000	(AG), Series D 5.000%, 10/01/2049	210,531

Principal Amount^		Value
Florida (continued)
	Miami-Dade County Educational Facilities Authority
$200,000	Series B 5.250%, 04/01/2043	$214,902
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	124,255
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	217,246
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	202,731
500,000	Series 2025B 5.000%, 11/15/2042	506,176
	St. Johns County School Board
100,000	(AG), Series A 5.500%, 07/01/2049	106,929
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	211,548
	Volusia County Educational Facility Authority
395,000	5.250%, 06/01/2054	400,654
100,000	Series A 5.000%, 10/15/2049	101,237

		2,346,217

Georgia: 9.9%
	City of Atlanta Department of Aviation
185,000	Series A 5.250%, 07/01/2044	200,226
335,000	Series A 5.250%, 07/01/2045	361,423
	Georgia Housing & Finance Authority
500,000	(GNMA/FNMA/FHLMC), Series E 5.125%, 12/01/2045	514,593
	Main Street Natural Gas, Inc.
115,000	Series C 5.000%, 12/01/2054	124,674
200,000	Series E 5.000%, 12/01/2032	217,595
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	364,443

		1,782,954

Illinois: 9.7%
	Chicago Board of Education
325,000	(AG), Series A 5.000%, 12/01/2031	341,152
	Chicago O’Hare International Airport
500,000	Series A 5.000%, 01/01/2038	512,392
	Chicago Transit Authority Sales Tax Receipts Fund
200,000	Series A 5.000%, 12/01/2045	203,788
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	112,324

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Illinois (continued)
	Regional Transportation Authority
$125,000	Series B 5.000%, 06/01/2035	$130,919
	State of Illinois
420,000	Series B 5.250%, 05/01/2038	452,365

		1,752,940

Indiana: 3.8%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	264,382
	Town of Upland
200,000	4.000%, 09/01/2037	200,751
	Westfield-Washington Multi-School Building Corp.
200,000	(BAM), Series A 5.250%, 07/15/2043	213,839

		678,972

Kansas: 1.2%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AG) 5.000%, 09/01/2042	208,642

Louisiana: 1.1%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	203,854

Massachusetts: 4.4%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	255,979
250,000	5.250%, 01/01/2038	266,684
55,000	Series A 5.000%, 01/01/2040	55,229
50,000	Series F 4.000%, 07/01/2043	44,892
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	173,129

		795,913

Michigan: 5.4%
	Detroit Downtown Development Authority
505,000	5.000%, 07/01/2048	522,535
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	201,338
250,000	Series 2016-MI 5.000%, 12/01/2045	251,214

		975,087

New Hampshire: 1.1%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	190,810

Principal Amount^		Value
New Jersey: 0.5%
	Tobacco Settlement Financing Corp.
$100,000	Series A 5.000%, 06/01/2046	$97,750

New York: 5.6%
	Metropolitan Transportation Authority
250,000	Series 2025A 5.000%, 11/15/2044	260,869
200,000	Series 2025A 5.250%, 11/15/2045	211,853
	New York Transportation Development Corp.
100,000	(AG) 5.500%, 06/30/2038	110,552
200,000	(AG) 6.000%, 06/30/2043	221,853
	Westchester County Local Development Corp.
200,000	5.000%, 07/01/2042	201,272

		1,006,399

Ohio: 3.5%
	Columbus Metropolitan Housing Authority
300,000	4.000%, 12/01/2034	303,606
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	190,854
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	138,739

		633,199

Pennsylvania: 3.8%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	210,243
	Allentown City School District
250,000	(AG ST AID WITHHLDG) 5.000%, 06/01/2038	270,897
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	100,323
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	101,246

		682,709

South Carolina: 2.2%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	202,702
	South Carolina Public Service Authority
195,000	Series A 5.000%, 12/01/2037	196,563

		399,265

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Texas: 15.8%
	Arlington Higher Education Finance Corp.
$200,000	(PSF-GTD), Series A 4.250%, 12/01/2048	$190,396
	Brownsboro Independent School District
100,000	(AG) 5.000%, 08/15/2041	104,332
	Central Texas Regional Mobility Authority
500,000	Series C 5.000%, 01/01/2027	502,394
	City of Bryan Waterworks & Sewer Revenue
250,000	4.000%, 07/01/2041	244,504
	City of Odessa
500,000	4.000%, 03/01/2033	504,929
	FW Texas Street Public Facility Corp.
250,000	5.000%, 05/01/2038	253,090
	Huffman Independent School District
30,000	(PSF-GTD) 5.250%, 02/15/2049	31,912
	Midland County Hospital District
415,000	(BAM), Series A 4.125%, 05/15/2049	394,400
	North Texas Tollway Authority
300,000	Series A 5.000%, 01/01/2027	301,801
	Northwest Williamson County Municipal Utility District No. 2
100,000	(AG) 4.000%, 08/15/2044	90,506
	State of Texas
100,000	Series A 3.300%, 10/01/2029	100,042
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	136,821

		2,855,127

Vermont: 1.9%
	Vermont Educational & Health Buildings Financing Agency
350,000	Series B 5.000%, 12/01/2039	350,924

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	177,330

Washington: 5.0%
	City of Seattle Municipal Light & Power Revenue
330,000	5.000%, 07/01/2044	344,990
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	101,849

Principal Amount^		Value
Washington (continued)
	University of Washington
$450,000	Series A 5.250%, 12/01/2046	$454,060

		900,899

TOTAL MUNICIPAL BONDS (Cost $17,652,905)		17,668,613

TOTAL INVESTMENTS (Cost: $17,652,905): 97.9%		17,668,613

Other Assets in Excess of Liabilities: 2.1%		379,874

NET ASSETS: 100.0%		$18,048,487

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$17,652,905

Gross unrealized appreciation	121,923
Gross unrealized depreciation	(106,215)

Net unrealized appreciation	$15,708

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 71.9%
REPURCHASE AGREEMENTS: 1.5%
$22,772,717	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $20,581,700, U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/2027, value $23,228,311] (proceeds $22,773,514)	$22,772,717

TOTAL REPURCHASE AGREEMENTS (Cost $22,772,717)		22,772,717

TREASURY BILLS: 70.4%
191,000,000	3.761%, 10/14/2025(a)(b)(c)	190,721,444
378,000,000	3.869%, 10/23/2025(a)(b)(c)	377,070,547
36,000,000	3.896%, 10/28/2025(a)(b)(c)	35,890,915
44,890,000	3.904%, 10/30/2025(b)(c)	44,743,905
298,000,000	3.873%, 11/06/2025(a)(b)(c)	296,806,992
126,290,000	4.072%, 11/20/2025(b)(c)	125,561,581

TOTAL TREASURY BILLS (Cost $1,070,796,370)		1,070,795,384

TOTAL SHORT-TERM INVESTMENTS (Cost $1,093,569,087)		1,093,568,101

TOTAL INVESTMENTS (Cost: $1,093,569,087): 71.9%		1,093,568,101

Other Assets in Excess of Liabilities: 28.1%		426,818,806

NET ASSETS: 100.0%		$1,520,386,907

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.
(b)	The rate shown represents yield-to-maturity.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$1,093,569,087

Gross unrealized appreciation	49,674,295
Gross unrealized depreciation	(4,897,161)

Net unrealized appreciation	$44,777,134

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	400	$58,912,192	$58,960,000	12/15/2025	$47,808
Gold 100 Oz Futures (b)	795	278,607,353	307,919,400	12/29/2025	29,312,047
MSCI EAFE Index Futures	2,240	311,380,275	311,953,600	12/19/2025	573,325
MSCI Emerging Market Index	8,597	576,617,515	584,467,045	12/19/2025	7,849,530
S&P 500 E-Mini Index Futures	1,666	552,978,496	561,337,875	12/19/2025	8,359,379
U.S. Treasury 10-Year Note Futures	6,369	716,758,354	716,512,500	12/19/2025	(245,854)
U.S. Treasury 2-Year Note Futures	5,799	1,208,921,906	1,208,502,542	12/31/2025	(419,364)
WTI Crude Futures (b)	2,363	150,636,708	146,411,480	11/20/2025	(4,225,228)

Total Long					$41,251,643

Futures Contracts - Short
Japanese Yen Currency Futures	(10,702)	$(914,976,278)	$(911,542,850)	12/15/2025	$3,433,428
U.S. Treasury Long Bond Futures	(369)	(43,116,142)	(43,023,093)	12/19/2025	93,049

Total Short					$3,526,477

Total Futures Contracts					$44,778,120

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at September 30, 2025.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Consumer Discretionary: 7.2%
1,569	Lennar Corp. - Class A	$197,757
810	Lowe’s Cos., Inc.	203,561
729	McDonald’s Corp.	221,536

		622,854

Consumer Staples: 11.4%
1,485	General Mills, Inc.	74,874
726	Hershey Co.	135,798
2,565	Mondelez International, Inc. - Class A	160,236
1,722	Nestle SA - ADR	158,028
864	PepsiCo, Inc.	121,340
891	Procter & Gamble Co.	136,902
1,924	Walmart, Inc.	198,287

		985,465

Energy: 7.4%
2,109	Chevron Corp.	327,506
918	EOG Resources, Inc.	102,926
7,344	Kinder Morgan, Inc.	207,909

		638,341

Financials: 17.4%
5,870	Bank of America Corp.	302,833
2,108	Charles Schwab Corp.	201,251
675	Chubb Ltd.	190,519
1,285	JPMorgan Chase & Co.	405,327
1,093	M&T Bank Corp.	215,999
920	PNC Financial Services Group, Inc.	184,856

		1,500,785

Health Care: 10.1%
1,296	Abbott Laboratories	173,586
1,674	AbbVie, Inc.	387,598
2,862	Bristol-Myers Squibb Co.	129,076
945	Johnson & Johnson	175,222

		865,482

Industrials: 18.2%
2,335	A.O. Smith Corp.	171,412
351	Deere & Co.	160,498
1,674	Emerson Electric Co.	219,595
1,050	Honeywell International, Inc.	221,025
513	Lockheed Martin Corp.	256,095
932	Norfolk Southern Corp.	279,982
1,161	Waste Management, Inc.	256,384

		1,564,991

Information Technology: 20.0%
1,380	Apple, Inc.	351,389
4,104	Cisco Systems, Inc.	280,796
1,549	Dell Technologies, Inc. - Class C	219,602
742	Microsoft Corp.	384,319
1,500	QUALCOMM, Inc.	249,540
1,053	TE Connectivity PLC	231,165

		1,716,811

Shares		Value
Materials: 3.0%
1,930	Nucor Corp.	$261,380

Real Estate: 1.4%
1,728	WP Carey, Inc. - REIT	116,761

Utilities: 3.1%
7,101	PPL Corp.	263,873

TOTAL COMMON STOCKS (Cost $7,433,520)		8,536,743

TOTAL INVESTMENTS (Cost: $7,433,520): 99.2%		8,536,743

Other Assets in Excess of Liabilities: 0.8%		65,874

NET ASSETS: 100.0%		$8,602,617

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$7,433,520

Gross unrealized appreciation	1,342,628
Gross unrealized depreciation	(239,405)

Net unrealized appreciation	$1,103,223

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Communication Services: 23.8%
8,600	Kingsoft Corp. Ltd.	$38,264
2,900	NetEase, Inc.	88,256
2,700	Tencent Holdings Ltd.	230,062
3,199	Tencent Music Entertainment Group - ADR	74,665

		431,247

Consumer Discretionary: 20.1%
3,800	Alibaba Group Holding Ltd.	86,442
4,200	ANTA Sports Products Ltd.	50,470
3,000	BYD Co. Ltd. - Class H	42,488
15,200	Haier Smart Home Co. Ltd. - Class H	49,501
1,300	Meituan - Class B*(a)	17,459
1,350	Trip.com Group Ltd.	103,406
2,100	Zhejiang Supor Co. Ltd. - Class A	14,087

		363,853

Consumer Staples: 1.9%
9,800	By-health Co. Ltd. - Class A	15,873
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	18,395

		34,268

Financials: 18.2%
10,200	AIA Group Ltd.	97,858
3,100	Hong Kong Exchanges & Clearing Ltd.	176,097
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	54,543

		328,498

Health Care: 4.7%
58,000	AK Medical Holdings Ltd.(a)	41,147
8,600	Hygeia Healthcare Holdings Co. Ltd.*(a)	15,816
2,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	28,144

		85,107

Industrials: 11.4%
1,800	Contemporary Amperex Technology Co. Ltd. - Class A	101,651
8,300	Hefei Meiya Optoelectronic Technology, Inc. - Class A	23,623
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	38,858
11,000	SITC International Holdings Co. Ltd.	42,355

		206,487

Information Technology: 6.0%
6,000	Sino Wealth Electronic Ltd. - Class A	22,943
12,400	Xiaomi Corp. - Class B*(a)	86,057

		109,000

Shares		Value
Materials: 2.8%
16,000	Shandong Sinocera Functional Material Co. Ltd. - Class A	$50,168

Real Estate: 8.6%
10,600	China Resources Mixc Lifestyle Services Ltd.(a)	56,318
8,000	KE Holdings, Inc. - Class A	54,132
8,900	Link REIT - REIT	45,753

		156,203

Utilities: 0.6%
4,000	China Resources Gas Group Ltd.	10,199

TOTAL COMMON STOCKS (Cost $1,264,323)		1,775,030

TOTAL INVESTMENTS(b) (Cost: $1,264,323): 98.1%		1,775,030

Other Assets in Excess of Liabilities: 1.9%		33,735

NET ASSETS: 100.0%		$1,808,765

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	For additional information on China risk, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$1,264,323

Gross unrealized appreciation	545,904
Gross unrealized depreciation	(35,197)

Net unrealized appreciation	$510,707

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 95.7%
Brazil: 17.4%
50	MercadoLibre, Inc.*	$116,847
6,045	NU Holdings Ltd. - Class A*	96,781
26,000	Raia Drogasil SA	89,876
12,600	TOTVS SA	108,605
10,260	WEG SA	70,452

		482,561

Cambodia: 3.0%
111,424	NagaCorp Ltd.	83,916

India: 11.3%
551	Bajaj Auto Ltd.	54,024
7,208	HDFC Bank Ltd.	77,325
3,239	ICICI Lombard General Insurance Co. Ltd.(a)	68,874
6,143	Indian Hotels Co. Ltd.	49,863
11,893	Saregama India Ltd.	62,647

		312,733

Indonesia: 3.8%
137,700	Bank Central Asia Tbk. PT	63,004
154,500	Bank Mandiri Persero Tbk. PT	40,792

		103,796

Italy: 2.5%
4,467	Wizz Air Holdings PLC*(a)	69,358

Japan: 3.7%
4,630	Nexon Co. Ltd.	101,596

Mexico: 2.0%
17,897	Wal-Mart de Mexico SAB de CV	55,207

Poland: 6.0%
5,680	Dino Polska SA*(a)	68,372
8,060	InPost SA*	98,845

		167,217

Singapore: 2.9%
138,600	Genting Singapore Ltd.	78,933

South Africa: 7.9%
5,912	Discovery Ltd.	67,419
2,636	Karooooo Ltd.	150,568

		217,987

South Korea: 2.7%
352	Hugel, Inc.*	75,766

Taiwan: 17.4%
2,912	Accton Technology Corp.	99,844
13,000	E Ink Holdings, Inc.	102,582
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	278,315

		480,741

United Arab Emirates: 3.0%
51,024	Salik Co. PJSC	83,488

Uruguay: 4.5%
8,738	Dlocal Ltd.	124,779

Shares		Value
Vietnam: 7.6%
21,160	FPT Corp.	$74,465
27,900	Mobile World Investment Corp.	82,031
17,300	Phu Nhuan Jewelry JSC	54,400

		210,896

TOTAL COMMON STOCKS (Cost $2,460,762)		2,648,974

TOTAL INVESTMENTS (Cost: $2,460,762): 95.7%		2,648,974

Other Assets in Excess of Liabilities: 4.3%		118,701

NET ASSETS: 100.0%		$2,767,675

Percentages are stated as a percent of net assets.

PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$2,460,762

Gross unrealized appreciation	442,100
Gross unrealized depreciation	(253,888)

Net unrealized appreciation	$188,212

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	10.1%
Banks	10.1%
Software	9.4%
Consumer Staples Distribution & Retail	7.7%
Hotels, Restaurants & Leisure	7.7%
Entertainment	6.0%
Insurance	4.9%
Financial Services	4.5%
Broadline Retail	4.2%
Electronic Equipment, Instruments & Components	3.7%
Communications Equipment	3.6%
Air Freight & Logistics	3.6%
Transportation Infrastructure	3.0%
Specialty Retail	2.9%
Biotechnology	2.7%
IT Services	2.7%
Electrical Equipment	2.5%
Passenger Airlines	2.5%
Textiles, Apparel & Luxury Goods	2.0%
Automobiles	1.9%

Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%

Net Assets	100.0%

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 97.4%
Brazil: 2.2%
1,815	MercadoLibre, Inc.*	$4,241,546

Canada: 5.8%
74,481	Shopify, Inc. - Class A*	11,068,621

France: 1.1%
4,844	L’Oreal SA	2,094,804

Germany: 4.5%
25,625	SAP SE	6,853,462
32,088	Siemens Healthineers AG(a)	1,732,970

		8,586,432

Netherlands: 3.0%
3,634	Adyen NV*(a)	5,821,292

Taiwan: 2.4%
16,305	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,553,823

United Kingdom: 0.9%
111,450	Sage Group PLC	1,648,044

United States: 77.5%
36,023	Abbott Laboratories	4,824,921
14,327	Adobe, Inc.*	5,053,849
28,248	Alphabet, Inc. - Class C	6,879,800
53,684	Amazon.com, Inc.*	11,787,396
24,208	Aon PLC - Class A	8,632,089
27,035	Boston Scientific Corp.*	2,639,427
18,752	Broadcom, Inc.	6,186,472
61,755	CoStar Group, Inc.*	5,210,269
7,670	Eli Lilly & Co.	5,852,210
20,383	ICON PLC*	3,567,025
4,037	IDEXX Laboratories, Inc.*	2,579,199
15,540	MasterCard, Inc. - Class A	8,839,307
24,224	Microsoft Corp.	12,546,821
12,311	MSCI, Inc.	6,985,385
20,991	NVIDIA Corp.	3,916,501
40,977	Oracle Corp.	11,524,372
38,344	Paycom Software, Inc.	7,980,920
5,248	ServiceNow, Inc.*	4,829,629
40,367	Starbucks Corp.	3,415,048
40,950	Uber Technologies, Inc.*	4,011,872
24,821	Visa, Inc. - Class A	8,473,393
11,100	Willis Towers Watson PLC	3,834,495
12,311	Workday, Inc. - Class A*	2,963,627
38,541	Zoetis, Inc.	5,639,319

		148,173,346

TOTAL COMMON STOCKS (Cost $174,892,865)		186,187,908

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.6%
REPURCHASE AGREEMENTS: 2.6%
$4,926,547	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $4,452,600, U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/2027, value $5,025,216] (proceeds $4,926,720)	$4,926,547

TOTAL SHORT-TERM INVESTMENTS (Cost $4,926,547)		4,926,547

TOTAL INVESTMENTS (Cost: $179,819,412): 100.0%		191,114,455

Liabilities in Excess of Other Assets: (0.0)%		(52,886)

NET ASSETS: 100.0%		$191,061,569

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$179,819,412

Gross unrealized appreciation	18,418,729
Gross unrealized depreciation	(7,123,686)

Net unrealized appreciation	$11,295,043

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	23.8%
Financial Services	12.0%
Broadline Retail	8.4%
Semiconductors & Semiconductor Equipment	7.6%
Insurance	6.5%
Health Care Equipment & Supplies	6.1%
Pharmaceuticals	6.1%
IT Services	5.8%
Professional Services	4.2%
Capital Markets	3.7%
Interactive Media & Services	3.6%
Real Estate Management & Development	2.7%
Ground Transportation	2.1%
Life Sciences Tools & Services	1.9%
Hotels, Restaurants & Leisure	1.8%
Personal Care Products	1.1%
Short-Term Investments	2.6%

Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%

Net Assets	100.0%

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 98.4%
Brazil: 8.8%
664	MercadoLibre, Inc.*	$1,551,728
52,974	NU Holdings Ltd. - Class A*	848,114

		2,399,842

Canada: 5.6%
10,230	Shopify, Inc. - Class A*	1,520,280

China: 2.2%
7,000	Tencent Holdings Ltd.	596,457

France: 1.5%
5,426	Teleperformance SE	403,329

Germany: 12.7%
4,388	Adidas AG	923,828
7,387	SAP SE	1,975,669
10,176	Siemens Healthineers AG(a)	549,573

		3,449,070

India: 8.0%
37,102	HDFC Bank Ltd. - ADR	1,267,404
15,991	ICICI Bank Ltd. - ADR	483,408
4,390	MakeMyTrip Ltd.*	410,904

		2,161,716

Japan: 5.6%
1,700	Disco Corp.	534,327
5,530	Tokyo Electron Ltd.	985,104

		1,519,431

Netherlands: 11.2%
622	Adyen NV*(a)	996,380
953	ASM International NV	571,275
1,503	ASML Holding NV	1,460,641

		3,028,296

Poland: 2.9%
63,371	InPost SA*	777,157

Singapore: 2.3%
3,551	Sea Ltd. - ADR*	634,670

Spain: 1.5%
5,217	Amadeus IT Group SA	413,263

Switzerland: 4.0%
793	Lonza Group AG	524,784
13,322	On Holding AG - Class A*	564,187

		1,088,971

United Kingdom: 6.9%
126,868	Sage Group PLC	1,876,034

United States: 25.2%
3,120	Aon PLC - Class A	1,112,530
7,196	Globant SA*	412,907
7,522	ICON PLC*	1,316,350
6,334	Medtronic PLC	603,250
6,525	Monday.com Ltd.*	1,263,827
3,826	Schneider Electric SE	1,066,825
490	Spotify Technology SA*	342,020
2,033	Willis Towers Watson PLC	702,300

		6,820,009

TOTAL COMMON STOCKS (Cost $27,742,229)		26,688,525

Principal Amount		Value
SHORT-TERM INVESTMENTS: 1.5%
REPURCHASE AGREEMENTS: 1.5%
$406,652	Fixed Income Clearing Corp. 1.260%, 9/30/2025, due 10/01/2025 [collateral: par value $367,600 U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/2027, value $414,952] (proceeds $406,666)	$406,652

TOTAL SHORT-TERM INVESTMENTS (Cost $406,652)		406,652

TOTAL INVESTMENTS (Cost: $28,148,881): 99.9%		27,095,177

Other Assets in Excess of Liabilities: 0.1%		21,396

NET ASSETS: 100.0%		$27,116,573

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows*:

Cost of investments	$28,148,881

Gross unrealized appreciation	1,590,702
Gross unrealized depreciation	(2,644,406)

Net unrealized depreciation	$(1,053,704)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	18.9%
Semiconductors & Semiconductor Equipment	13.1%
Banks	9.6%
Broadline Retail	8.0%
IT Services	7.1%
Life Sciences Tools & Services	6.8%
Insurance	6.7%
Textiles, Apparel & Luxury Goods	5.5%
Health Care Equipment & Supplies	4.2%
Electrical Equipment	3.9%
Financial Services	3.7%
Hotels, Restaurants & Leisure	3.0%
Air Freight & Logistics	2.9%
Interactive Media & Services	2.2%
Professional Services	1.5%
Entertainment	1.3%
Short-Term Investments	1.5%

Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%

Net Assets	100.0%

Litman Gregory Funds Trust

September 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 15.6% of its total net assets invested in the Subsidiary as of September 30, 2025.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Low Duration Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Low Duration Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Low Duration Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Global Select Fund	$5,451,156	$—	$5,533,547	$5,533,547
International Fund	5,983,059	2,708,508	3,507,421	6,215,929
Small Company Fund	2,174,338	477,724	1,793,107	2,270,831
Low Duration Income Fund	10,607,953	10,688,045	133,125	10,821,170
Dolan McEniry Corporate Bond Fund	9,625,655	9,263,480	567,680	9,831,160

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The Low Duration Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of its investments, the DBi Managed Futures Strategy ETF is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Low Duration Income Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2025, the Low Duration Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2025, the Low Duration Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended September 30, 2025, the Low Duration Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2025, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2025. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$9,746,435	$—	$—	$9,746,435
Germany	2,458,955	—	—	2,458,955
Netherlands	3,992,590	—	—	3,992,590
Taiwan	2,291,854	—	—	2,291,854
United Kingdom	3,057,178	—	—	3,057,178
United States	63,792,002	—	—	63,792,002
Preferred Stocks
South Korea	3,377,382	—	—	3,377,382

Total Equity	88,716,396	—	—	88,716,396

Short-Term Investments
Repurchase Agreements	—	1,822,993	—	1,822,993

Total Short-Term Investments	—	1,822,993	—	1,822,993

Total Investments in Securities	$88,716,396	$1,822,993	$—	$90,539,389

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$3,758,616	$—	$—	$3,758,616
Austria	2,314,054	—	—	2,314,054
Brazil	6,754,167	—	—	6,754,167
Canada	6,381,521	—	—	6,381,521
China	737,964	—	—	737,964
Cyprus	2,914,269	—	—	2,914,269
Denmark	3,027,218	—	—	3,027,218
France	17,352,225	—	—	17,352,225
Germany	24,573,035	—	—	24,573,035
India	1,731,980	—	—	1,731,980
Indonesia	1,537,188	—	—	1,537,188
Ireland	2,026,575	—	—	2,026,575
Israel	10,609,172	—	—	10,609,172
Italy	7,443,274	—	—	7,443,274
Japan	8,640,180	—	—	8,640,180

Netherlands	14,103,084	—	—	14,103,084
Poland	1,295,760	—	—	1,295,760
Singapore	2,407,069	—	—	2,407,069
Spain	1,178,537	—	—	1,178,537
Switzerland	6,055,664	—	—	6,055,664
Taiwan	6,808,025	—	—	6,808,025
United Kingdom	16,106,587	—	—	16,106,587
United States	15,227,613	—	—	15,227,613

Total Equity	162,983,777	—	—	162,983,777

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	2,708,508	—	—	2,708,508
Repurchase Agreements	—	1,854,908	—	1,854,908

Total Short-Term Investments	2,708,508	1,854,908	—	4,563,416

Total Investments in Securities	$165,692,285	$1,854,908	$—	$167,547,193

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$58,222,089	$—	$—	$58,222,089

Total Equity	58,222,089	—	—	58,222,089

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	477,724	—	—	477,724

Total Investments in Securities	$58,699,813	$—	$—	$58,699,813

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Low Duration Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$514,930	$38,568	$293,404	**	$846,902
Preferred Stocks	3,344,953	—	—		3,344,953
Limited Partnerships	—	—	48,294	**	48,294

Total Equity	3,859,883	38,568	341,698	**	4,240,149

Rights/Warrants	—	686,530	—		686,530
Fixed Income
Asset-Backed Securities	—	61,949,975	—		61,949,975
Bank Loans	—	75,494,061	—		75,494,061
Convertible Bonds	—	1,383,436	—		1,383,436
Corporate Bonds	—	187,329,450	91,210	**	187,420,660
Government Securities & Agency Issue	—	3,569,986	—		3,569,986
Mortgage-Backed Securities	—	51,170,539	6,117		51,176,656
Municipal Bonds	—	5,006	—		5,006

Total Fixed Income	—	380,902,453	97,327	**	380,999,780

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	10,688,045	—	—		10,688,045
Money Market Funds	616,505	—	—		616,505
Repurchase Agreements	—	2,842,469	—		2,842,469
Treasury Bills	—	424,618	—		424,618

Total Short-Term Investments	11,304,550	3,267,087	—		14,571,637

Purchased Options	105,792	—	—		105,792

Total Investments in Securities in Assets	$15,270,225	$384,894,638	$439,025	**	$400,603,888

Unfunded Loan Commitments***	—	(466,566)	—		(466,566)

Reverse Repurchase Agreements	—	(12,072,250)	—		(12,072,250)

Total Investments in Securities in Liabilities	$—	$(12,072,250)	$—		$(12,072,250)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$13,027	$—	$—	$13,027
Futures	34,664	—	—	34,664
Swaps - Interest Rate	—	(121,576)	—	(121,576)
Swaps - Credit Default	—	(12,760)	—	(12,760)
Written Options	(166,006)	—	—	(166,006)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Low Duration Income Fund.
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$421,894,540	$—	$421,894,540
Government Securities & Agency Issue	—	23,406,831	—	23,406,831

Total Fixed Income	—	445,301,371	—	445,301,371

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	9,263,480	—	—	9,263,480

Total Investments in Securities	$9,263,480	$445,301,371	$—	$454,564,851

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$17,668,613	$—	$17,668,613

Total Fixed Income	—	17,668,613	—	17,668,613

Total Investments in Securities	$—	$17,668,613	$—	$17,668,613

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$22,772,717	$—	$22,772,717
Treasury Bills	—	1,070,795,384	—	1,070,795,384

Total Short-Term Investments	—	1,093,568,101	—	1,093,568,101

Total Investments in Securities	$—	$1,093,568,101	$—	$1,093,568,101

Other Financial Instruments*
Futures	$44,778,120	$—	$—	$44,778,120

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$8,536,743	$—	$—	$8,536,743

Total Equity	8,536,743	—	—	8,536,743

Total Investments in Securities	$8,536,743	$—	$—	$8,536,743

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,775,030	$—	$—	$1,775,030

Total Equity	1,775,030	—	—	1,775,030

Total Investments in Securities	$1,775,030	$—	$—	$1,775,030

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets ex-China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$482,561	$—	$—	$482,561
Cambodia	83,916	—	—	83,916
India	312,733	—	—	312,733
Indonesia	103,796	—	—	103,796
Italy	69,358	—	—	69,358
Japan	101,596	—	—	101,596
Mexico	55,207	—	—	55,207
Poland	167,217	—	—	167,217
Singapore	78,933	—	—	78,933
South Africa	217,987	—	—	217,987
South Korea	75,766	—	—	75,766
Taiwan	480,741	—	—	480,741
United Arab Emirates	83,488	—	—	83,488
Uruguay	124,779	—	—	124,779
Vietnam	210,896	—	—	210,896

Total Equity	2,648,974	—	—	2,648,974

Total Investments in Securities	$2,648,974	$—	$—	$2,648,974

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$4,241,546	$—	$—	$4,241,546
Canada	11,068,621	—	—	11,068,621
France	2,094,804	—	—	2,094,804
Germany	8,586,432	—	—	8,586,432
Netherlands	5,821,292	—	—	5,821,292

Taiwan	4,553,823	—	—	4,553,823
United Kingdom	1,648,044	—	—	1,648,044
United States	148,173,346	—	—	148,173,346

Total Equity	186,187,908	—	—	186,187,908

Short-Term Investments
Repurchase Agreements	—	4,926,547	—	4,926,547

Total Short-Term Investments	—	4,926,547	—	4,926,547

Total Investments in Securities	$186,187,908	$4,926,547	$—	$191,114,455

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total

Equity
Common Stocks
Brazil	$2,399,842	$—	$—	$2,399,842
Canada	1,520,280	—	—	1,520,280
China	596,457	—	—	596,457
France	403,329	—	—	403,329
Germany	3,449,070	—	—	3,449,070
India	2,161,716	—	—	2,161,716
Japan	1,519,431	—	—	1,519,431
Netherlands	3,028,296	—	—	3,028,296
Poland	777,157	—	—	777,157
Singapore	634,670	—	—	634,670
Spain	413,263	—	—	413,263
Switzerland	1,088,971	—	—	1,088,971
United Kingdom	1,876,034	—	—	1,876,034
United States	6,820,009	—	—	6,820,009

Total Equity	26,688,525	—	—	26,688,525

Short-Term Investments
Repurchase Agreements	—	406,652	—	406,652

Total Short-Term Investments	—	406,652	—	406,652

Total Investments in Securities	$26,688,525	$406,652	$—	$27,095,177

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund. A Fund’s investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. A sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the sub-advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

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Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Low Duration Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

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China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

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Collateral Risk. If the Low Duration Income Fund and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Low Duration Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

•

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Low Duration Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Dividend Paying Securities Risk. The Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

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ETF Risk. The DBi Managed Futures Strategy ETF, Berkshire Dividend Growth ETF, Polen Capital China Growth ETF, Polen Capital Emerging Market ex-China Growth ETF, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the Global Select Fund, International Fund, Polen Capital Emerging Market ex-China Growth ETF, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Financial Sector Risk. The Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

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Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Inflation Risk. At any time, the iMGP DBi Managed Futures Strategy ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

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Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Low Duration Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Low Duration Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

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Leverage Risk. Leverage may result from certain transactions, including the use of derivatives and borrowing, particularly with respect to the Low Duration Income Fund. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, the use of leverage may cause the effect of an increase or decrease in the value of a Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Under normal circumstances, the Low Duration Income Fund may each borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

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Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. This is the risk that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the iMGP DBi Managed Futures Strategy ETF.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

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Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At September 30, 2025, the Small Company Fund has 27.3% of net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Low Duration Income Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. Various types of investments in which the Low Duration Income Fund may invest, including derivatives, mortgage related securities, and REITs, may cause the returns of those Funds to be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Low Duration Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

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Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.